Registration No. 333-133380

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933		/	/
Pre-Effective Amendment No.		/	/
Post-Effective Amendment No. 17		/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940		/	/
Amendment No. 39		/ X /
(Check appropriate box or boxes.)
NML VARIABLE ANNUITY ACCOUNT A
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin		53202
(Address of Depositor's Principal Executive Offices)		(Zip Code)
Depositor's Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Gabriella R. Saenz, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-8704

Approximate Date of Proposed Public Offering	Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485

Xon May 1, 2020 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______ pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2020

Individual Flexible Payment Variable Annuity (Fee Based)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Fixed Option

Guaranteed Interest Fund

The Contract (including the fixed option) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in the Contract. All contractual guarantees (including the fixed option) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2020, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents of this Prospectus

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contract, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest money under your contract and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner – The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account A (Fee Based) Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any fee your Investment Professional may charge you for his or her services. They also do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[1]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses	0.75%

Current Mortality and Expense Risk Fees	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses	0.35%

Annual Contract Fee[2]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percent of the entire benefit)[3]	0.40%

[1]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[2]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[3]

The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account A (Fee Based) Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2019. Fees are deducted from, and expenses are paid out of, the assets of the Portfolios that are described in the prospectuses for the Funds. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution fees (if applicable), and other expenses as a percentage of average Portfolio assets)	0.21%	1.43%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.25%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions” section.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Examples assume that you invest $10,000 for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$229	$774	$1,346	$2,901
Minimum Total Annual Portfolio Operating Expenses	$139	$433	$749	$1,646

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$188	$650	$1,139	$2,488
Minimum Total Annual Portfolio Operating Expenses	$97	$305	$530	$1,177

We reserve the right to increase the current mortality and expense risk charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2019.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Account A (Fee Based) Prospectus	3

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin

Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $290 billion as of December 31, 2019. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your

Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or

4	Account A (Fee Based) Prospectus

another share class of an existing Portfolio) already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make changes to the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract makes available a fixed option and a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims—paying ability of, the Company.

The Role of Your Investment Professional

Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.

We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank, and a Contract may only be purchased through such an Investment Professional. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.

Account A (Fee Based) Prospectus	5

Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. We will not verify the fee amount withdrawn, but we will send you a confirmation of the withdrawal, which you should review to verify the fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.

Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. For more information about the Fee-Based Program under which you hold your Contract, contact your Investment Professional. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	T. Rowe Price Associates, Inc.
Focused Appreciation Portfolio	Long-term growth of capital	Loomis Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

6	Account A (Fee Based) Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio*	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio**	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Initial Class shares of the Portfolios. The investment adviser for the Portfolios is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. (Please note that as a result of a transaction effected at or around May 1, 2020, some systems and forms may temporarily reference Service Class 2 Shares of the Portfolio, which is no longer available under the Contract.)

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Account A (Fee Based) Prospectus	7

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys Class 2 shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC. (Please note that as a result of a transaction effected at or around May 1, 2020, some systems and forms may temporarily reference Class 1 shares of the Portfolio, which is no longer available under the Contract.)

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and making the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The

8	Account A (Fee Based) Prospectus

payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and would be paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to any limitations imposed by your Fee-Based Program, the short term and excessive trading limitations described below, and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as

Contract Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations

Account A (Fee Based) Prospectus	9

will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Option—The Guaranteed Interest Fund

During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to New York law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company.

Moving into a Guaranteed Account    You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.

Moving out of a Guaranteed Account    Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years

Additional Information    In reliance on certain exemptive and exclusionary provisions, we have not registered interests

10	Account A (Fee Based) Prospectus

in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.

Amounts you invest in the GIF earn interest at rates we declare from time to time in our discretion. We will guarantee the interest rate for each amount for the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. The interest rate will not be less than an annual effective rate of at least 0.50% (or a higher rate if required by applicable state law). At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the GIF in the same manner as the effective date for a transaction involving a Division of the Separate Account.

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Government Money Market Division and it will remain there until you instruct us otherwise.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are subject to tax as ordinary income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be

Account A (Fee Based) Prospectus	11

reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.

Application of Purchase Payments    We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option”). We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We generally do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value

12	Account A (Fee Based) Prospectus

may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, or death benefit from the Government Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans”.)

Account A (Fee Based) Prospectus	13

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

14	Account A (Fee Based) Prospectus

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2021–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2022–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2022–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available). Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally     If you decide to begin receiving Annuity Payments from your Contract, you may choose either (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.

A variable income plan means that the amount representing the actuarial liability under the Variable Income Plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should

Account A (Fee Based) Prospectus	15

check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without  Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first

Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the Variable Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

16	Account A (Fee Based) Prospectus

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2019 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.25%.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Account A (Fee Based) Prospectus	17

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), including a traditional IRA established under Section 408(b).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.

We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).

Contribution Limitations and General Requirements Applicable to Contract

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $6,000 for 2020 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions may be made after age 72 for tax years after December 31, 2019. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $65,000—$75,000 for single filers and between $104,000—$124,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $196,000—$206,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,000 for 2020 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $124,000 and $139,000 for single filers, between $196,000 and $206,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

Non-Tax Qualified Contract    There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 72, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum

18	Account A (Fee Based) Prospectus

Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59 1⁄2, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs: As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table.

Account A (Fee Based) Prospectus	19

The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 72.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of three main rules: (1) the life expectancy rule, (2) the ten year rule, or (3) the five year rule.

(1) Life Expectancy Rule: An eligible designated beneficiary may take distributions based on the beneficiary’s life or life expectancy when the beneficiary is the surviving spouse of the Owner, a child of the Owner who is under the age of majority, a disabled or chronically ill beneficiary, or any other person who is not more than ten years younger than the Owner.. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Ten Year Rule: A designated beneficiary who is not an eligible designated beneficiary is required to draw down the entire inherited interest within ten years of the Owner’s death. This applies whether or not the decedent had begun RMDs prior to the Owner’s death.

(3) Five Year Rule: A beneficiary who is not either an eligible designated beneficiary or a designated beneficiary, as defined by federal tax law, may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 72.

3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the beneficiary, other than a spousal beneficiary, is required to take minimum distributions pursuant to Section 72 of the Code after the death of the Owner.

Upon the death of the Owner, the Owner’s non-spouse beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1)	Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence within 12 months of the Owner’s death.

(2)	Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distributions no later than 60 months after the Owner’s death.

A surviving spouse, as defined under federal tax law, is not required by the federal tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.

Temporary Rules Under the CARES Act    On March 27, Congress passed the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain tax rules applicable to qualified contracts. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.

Required Minimum Distributions: The CARES Act allows participants and beneficiaries in certain qualified plans and IRAs to suspend taking required minimum distributions in 2020, including any initial required minimum distributions for 2019 that would have been due by April 1, 2020. Additionally, the year 2020 will not be counted in measuring the five year or ten year post-death distribution period requirements. Any distributions made in 2020 that, but for the CARES Act, would have been a required minimum distribution instead may be eligible for rollover. Furthermore, distributions that were subject to 20% withholding because they were eligible rollover distributions from Section 403(b) or Former Pension Annuities will only be subject to default withholding.

Retirement Plan Distribution Relief: Under the CARES Act, an “eligible participant” can withdraw up to a total of $100,000 from IRAs and certain qualified plans that adopt this provision without being subject to the 10% additional tax on premature distributions. The Federal income tax on these distributions for eligible participants can be spread ratably over three years and the distributions may be re-contributed during the three-year period following the distribution. For these purposes, eligible participants are participants who:

•	have been diagnosed with COVID-19,

•	have spouses or dependents diagnosed with COVID-19, or

•	have experienced adverse financial consequences stemming from COVID-19 as a result of

•	being quarantined, furloughed or laid off,

20	Account A (Fee Based) Prospectus

•	having reduced work hours,

•	being unable to work due to lack of child care,

•	the closing or reduction of hours of a business owned or operated by the participant, or

•	other factors determined by the Treasury Department.

Eligible participants can take these distributions from 401(k), 403(b), and governmental 457(b) plans even if they would otherwise be subject to in-service withdrawal restrictions (e.g., distributions before age 59-1/2) and the 20% withholding that would otherwise apply to these distributions does not apply

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your Financial Representative before deciding whether to elect dollar cost averaging.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected investment options is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1⁄2.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Account A (Fee Based) Prospectus	21

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service, we will automatically sweep or transfer interest from the Guaranteed Interest Fund (“GIF”) to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually, or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Owners may also set up certain electronic payments, transfer invested assets among Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by

NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products.

22	Account A (Fee Based) Prospectus

The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.

NMIS and NMWMC use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange

Account A (Fee Based) Prospectus	23

those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 1-888-455-2232 to make such changes.

Cybersecurity & Certain Business Continuity Risks    The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

24	Account A (Fee Based) Prospectus

Table of Contents for Statement of Additional Information

Account A (Fee Based) Prospectus	25

TO: The Northwestern Mutual Life Insurance Company

Risk Products Department

Room T22

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for the NML Variable Annuity Account A, Individual Flexible Payment Variable Annuity (Fee Based) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Growth Stock Division
Accumulation Unit Value	$2.680	$2.074	$2.055	$1.660	$1.626	$1.539	$1.416	$1.046	$0.930	$0.945
Number of Units Outstanding	3,747	3,829	3,472	3,850	3,761	3,541	2,677	2,342	1,879	1,681
Focused Appreciation Division
Accumulation Unit Value	$6.497	$4.940	$5.076	$3.812	$3.613	$3.191	$2.926	$2.276	$1.901	$2.032
Number of Units Outstanding	3,881	4,247	4,614	5,043	4,908	4,920	3,914	3,087	2,039	1,179
Large Cap Core Stock Division
Accumulation Unit Value	$2.284	$1.747	$1.866	$1.499	$1.399	$1.448	$1.338	$1.044	$0.939	$0.954
Number of Units Outstanding	2,190	1,793	1,726	1,413	1,253	1,437	1,241	938	938	742
Large Cap Blend Division
Accumulation Unit Value	$2.032	$1.645	$1.720	$1.450	$1.277	$1.313	$1.170	$0.897	$0.782	$0.803
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$2.968	$2.271	$2.388	$1.972	$1.771	$1.757	$1.554	$1.181	$1.024	$1.008
Number of Units Outstanding	29,091	27,396	24,709	22,416	18,106	13,489	10,597	6,269	4,537	4,000
Large Company Value Division
Accumulation Unit Value	$1.921	$1.510	$1.646	$1.487	$1.293	$1.350	$1.198	$0.916	$0.789	$0.780
Number of Units Outstanding	4,156	4,476	4,525	4,934	5,000	4,838	4,648	3,669	2,707	2,989
Domestic Equity Division
Accumulation Unit Value	$3.301	$2.743	$2.832	$2.498	$2.180	$2.190	$1.930	$1.445	$1.268	$1.261
Number of Units Outstanding	6,930	7,007	6,702	6,614	6,174	5,608	4,812	4,883	4,560	4,849
Equity Income Division
Accumulation Unit Value	$3.817	$3.025	$3.349	$2.891	$2.435	$2.620	$2.447	$1.890	$1.618	$1.639
Number of Units Outstanding	7,637	8,270	9,191	9,834	10,201	10,381	9,118	8,128	6,066	3,609
Mid Cap Growth Stock Division
Accumulation Unit Value	$2.183	$1.647	$1.784	$1.488	$1.481	$1.476	$1.365	$1.091	$0.978	$1.046
Number of Units Outstanding	2,366	2,361	2,031	2,191	2,181	2,238	1,851	1,541	1,281	1,239
Index 400 Stock Division
Accumulation Unit Value	$5.000	$3.986	$4.511	$3.904	$3.254	$3.346	$3.068	$2.312	$1.972	$2.018
Number of Units Outstanding	5,810	5,569	5,017	4,459	3,564	2,975	2,505	1,822	1,328	1,181
Mid Cap Value Division
Accumulation Unit Value	$4.648	$3.610	$4.157	$3.731	$3.038	$3.090	$2.657	$2.047	$1.762	$1.779
Number of Units Outstanding	2,947	2,969	3,178	3,430	3,367	3,155	2,600	2,067	1,425	1,246
Small Cap Growth Stock Division
Accumulation Unit Value	$3.237	$2.394	$2.721	$2.245	$2.007	$2.008	$1.854	$1.343	$1.231	$1.270
Number of Units Outstanding	1,115	982	930	955	933	1,037	857	822	724	768
Index 600 Stock Division
Accumulation Unit Value	$2.621	$2.148	$2.363	$2.100	$1.671	$1.717	$1.636	$1.167	$1.011	$1.006
Number of Units Outstanding	5,388	5,265	4,801	4,345	3,418	2,476	1,882	1,378	1,017	738
Small Cap Value Division
Accumulation Unit Value	$4.912	$3.915	$4.502	$4.047	$3.067	$3.255	$3.260	$2.483	$2.142	$2.179
Number of Units Outstanding	1,615	1,741	2,024	2,248	2,501	2,550	2,250	1,981	1,474	1,437
International Growth Division
Accumulation Unit Value	$2.712	$2.019	$2.283	$1.762	$1.831	$1.870	$1.965	$1.646	$1.400	$1.618
Number of Units Outstanding	10,972	10,960	10,224	9,684	8,764	7,911	6,151	4,950	3,574	2,610
Research International Core Division
Accumulation Unit Value	$1.356	$1.061	$1.233	$0.965	$0.980	$0.994	$1.069	$0.902	$0.776	$0.869
Number of Units Outstanding	22,261	20,734	19,225	18,778	17,359	15,771	12,265	8,968	5,978	3,702
International Equity Division
Accumulation Unit Value	$2.141	$1.908	$2.264	$1.858	$1.812	$1.859	$2.046	$1.691	$1.397	$1.559
Number of Units Outstanding	23,930	23,789	22,135	20,588	18,759	16,861	14,091	10,967	8,601	6,824
Emerging Markets Equity Division
Accumulation Unit Value	$1.231	$1.024	$1.192	$0.935	$0.861	$0.984	$1.053	$1.115	$0.941	$1.161
Number of Units Outstanding	43,827	43,856	40,240	37,482	33,549	29,343	21,847	15,479	11,805	3,240
Government Money Market Division
Accumulation Unit Value	$1.294	$1.274	$1.259	$1.256	$1.259	$1.263	$1.266	$1.269	$1.272	$1.275
Number of Units Outstanding	13,178	14,115	13,389	11,904	10,060	9,061	7,472	5,262	4,364	2,626

Account A (Fee Based) Prospectus	27

Accumulation Unit Values

Contracts Issued On or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Short-Term Bond Division
Accumulation Unit Value	$1.280	$1.231	$1.218	$1.207	$1.191	$1.187	$1.186	$1.184	$1.164	$1.162
Number of Units Outstanding	26,423	25,493	21,835	20,667	19,635	20,202	17,092	13,246	9,102	4,717
Select Bond Division
Accumulation Unit Value	$2.508	$2.317	$2.330	$2.257	$2.198	$2.194	$2.086	$2.139	$2.045	$1.915
Number of Units Outstanding	41,469	40,404	36,625	31,310	29,467	27,841	23,623	19,455	14,198	10,451
Long-Term U.S. Government Bond Division
Accumulation Unit Value	$2.193	$1.945	$1.993	$1.847	$1.833	$1.867	$1.514	$1.752	$1.695	$1.319
Number of Units Outstanding	5,555	5,657	4,974	4,778	3,871	3,720	3,567	3,032	2,159	2,374
Inflation Protection Division
Accumulation Unit Value	$1.497	$1.378	$1.420	$1.376	$1.319	$1.353	$1.316	$1.441	$1.347	$1.208
Number of Units Outstanding	19,383	20,079	18,821	16,569	16,892	17,227	15,207	13,448	8,863	6,567
High Yield Bond Division
Accumulation Unit Value	$3.442	$3.005	$3.099	$2.910	$2.548	$2.592	$2.571	$2.438	$2.148	$2.061
Number of Units Outstanding	11,906	12,051	12,406	11,414	11,305	11,000	9,026	6,810	4,524	3,147
Multi-Sector Bond Division
Accumulation Unit Value	$2.022	$1.779	$1.809	$1.675	$1.513	$1.553	$1.509	$1.539	$1.344	$1.284
Number of Units Outstanding	45,317	44,636	40,743	34,197	32,635	30,333	25,061	19,383	13,080	8,966
Balanced Division
Accumulation Unit Value	$2.399	$2.042	$2.122	$1.902	$1.791	$1.799	$1.710	$1.531	$1.401	$1.377
Number of Units Outstanding	61	55	55	55	54	28	—	—	—	—
Asset Allocation Division
Accumulation Unit Value	$2.727	$2.260	$2.385	$2.083	$1.939	$1.955	$1.865	$1.605	$1.450	$1.457
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Fidelity® Variable Insurance Products
	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VIP Mid Cap Division
Accumulation Unit Value	$5.629	$4.586	$5.400	$4.496	$4.031	$4.112	$3.892	$2.874	$2.518	$2.834
Number of Units Outstanding	2,650	2,878	3,110	3,353	3,618	3,932	3,571	3,195	2,638	2,515
VIP Contrafund® Division
Accumulation Unit Value	$2.583	$1.975	$2.123	$1.752	$1.632	$1.631	$1.466	$1.123	$0.971	$1.002
Number of Units Outstanding	13,875	14,688	15,765	17,243	18,629	18,719	17,547	15,755	12,906	10,375

Neuberger Berman Advisers Management Trust
	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMT Sustainable Equity Division
Accumulation Unit Value	$2.393	$1.907	$2.030	$1.720	$1.571	$1.584	$1.440	$1.050	$0.950	$0.983
Number of Units Outstanding	4,736	4,863	4,987	5,543	6,157	6,722	5,459	3,872	2,955	1,817

Russell Investment Funds
	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
U.S. Strategic Equity Division
Accumulation Unit Value	$2.609	$2.010	$2.232	$1.854	$1.682	$1.669	$1.500	$1.132	$0.982	$1.001
Number of Units Outstanding	4,582	5,361	6,462	7,631	8,366	9,646	8,605	7,641	6,888	6,686
U.S. Small Cap Equity Division
Accumulation Unit Value	$3.045	$2.483	$2.831	$2.460	$2.080	$2.249	$2.222	$1.593	$1.380	$1.446
Number of Units Outstanding	693	799	896	962	976	1,116	1,074	1,006	908	1,036
International Developed Markets Fund
Accumulation Unit Value	$1.789	$1.500	$1.768	$1.420	$1.392	$1.415	$1.487	$1.224	$1.025	$1.181
Number of Units Outstanding	9,342	10,376	10,596	10,282	9,581	9,054	7,928	6,817	6,089	5,182
Strategic Bond Division
Accumulation Unit Value	$2.450	$2.251	$2.278	$2.201	$2.142	$2.153	$2.048	$2.086	$1.932	$1.852
Number of Units Outstanding	27,436	28,880	27,324	24,617	23,246	22,626	18,284	12,887	8,466	6,597
Global Real Estate Securities Division
Accumulation Unit Value	$5.323	$4.391	$4.675	$4.196	$4.087	$4.091	$3.578	$3.464	$2.725	$2.942
Number of Units Outstanding	7,583	7,806	7,417	6,862	6,448	6,155	5,087	4,166	3,238	2,891

28	Account A (Fee Based) Prospectus

Accumulation Unit Values

Contracts Issued On or After October 16, 2006 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Moderate Strategy Division
Accumulation Unit Value	$1.695	$1.511	$1.595	$1.456	$1.357	$1.385	$1.325	$1.246	$1.125	$1.128
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Balanced Strategy Division
Accumulation Unit Value	$1.718	$1.480	$1.594	$1.428	$1.314	$1.350	$1.295	$1.156	$1.027	$1.056
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Growth Strategy Division
Accumulation Unit Value	$1.665	$1.415	$1.544	$1.340	$1.225	$1.272	$1.230	$1.059	$0.930	$0.980
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Equity Growth Strategy Division
Accumulation Unit Value	$1.583	$1.323	$1.466	$1.251	$1.133	$1.183	$1.147	$0.961	$0.833	$0.892
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—

Credit Suisse Trust
	December 31,
	2019	2018	2017	2016	2015	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(b)
Accumulation Unit Value	$4.587	$4.315	$4.901	$4.845	$4.340	$5.810	$7.019
Number of Units Outstanding	7,614	7,871	6,604	4,995	4,129	3,314	2,399
(a) The initial investment was made on November 15, 2013.
(b) For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity. Return Strategy Portfolio exceeded 0.95%.

Account A (Fee Based) Prospectus	29

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Fee Based)

An individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees for brokerage/advisory services instead of sales charges.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT

Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering is continuous.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments    The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value    The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b)  an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments    To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1) Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2) Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3) Cash Value of Contract at maturity, (1) X (2)	$50,000
(4) Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90
(5) Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00
(6) Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7) Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code of 1986, as amended, cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of NML Variable Annuity Account A as of December 31, 2019 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2019

Northwestern Mutual Variable Annuity Account A

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account A indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account A as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division	Mid Cap Value Division	Select Bond Division	U.S. Strategic Equity
(1)	(1)	(1)	Division (1)
Focused Appreciation	Small Cap Growth	Long-Term U.S.	U.S. Small Cap Equity
Division (1)	Stock Division (1)	Government Bond	Division (1)
Division (1)
Large Cap Core Stock	Index 600 Stock	Inflation Protection	International
Division (1)	Division (1)	Division (1)	Developed Markets
Division (1)
Large Cap Blend	Small Cap Value	High Yield Bond	Strategic Bond Division
Division (1)	Division (1)	Division (1)	(1)
Index 500 Stock	International Growth	Multi-Sector Bond	Global Real Estate
Division (1)	Division (1)	Division (1)	Securities Division (1)
Large Company Value	Research International	Balanced Division (1)	LifePoints Moderate
Division (1)	Core Division (1)		Strategy Division (1)
Domestic Equity	International Equity	Asset Allocation	LifePoints Balanced
Division (1)	Division (1)	Division (1)	Strategy Division (1)
Equity Income Division	Emerging Markets	Fidelity VIP Mid Cap	LifePoints Growth
(1)	Equity Division (1)	Division (1)	Strategy Division (1)
Mid Cap Growth Stock	Government Money	Fidelity VIP	LifePoints Equity
Division (1)	Market Division (1)	Contrafund Division (1)	Growth Strategy
Division (1)
Index 400 Stock	Short-Term Bond	AMT Sustainable	Credit Suisse Trust
Division (1)	Division (1)	Equity Division (1)	Commodity Return
Strategy Division (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP Milwaukee, Wisconsin

April 29, 2020

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account A since 1968.

2

Northwestern Mutual Variable Annuity Account A

Statements of Assets and Liabilities	F-1
Statements of Operations	F-9
Statements of Changes on Net Assets	F-12
Notes to Financial Statements	F-22

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$17,379	$33,543	$10,107	$1,106	$127,459
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	-	-
Total Assets
	17,379	33,543	10,108	1,106	127,459

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	2
Due to Participants	-	5	8	-	337

Total Liabilities	-	5	8	-	339
Total Net Assets	$17,379	$33,538	$10,100	$1,106	$127,120
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$181	$73	$98	$32	$4,080
Annuity Reserves	2	2	1	-	163
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	2,629	2,469	1,730	591	16,296
Annuity Reserves	50	56	74	11	658
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	166	416	363	-	600
Annuity Reserves	4	-	4	-	32
Back Load Version
Accumulation Units (5)	2,428	1,165	1,217	38	9,755
Annuity Reserves	-	-	-	-	2
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	117	557	400	57	1,583
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	876	1,372	607	150	2,998
Class B Accumulation Units (8)	845	1,813	585	207	3,420
Annuity Reserves	-	-	-	14	9
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	10,042	25,214	5,003	6	86,347
Annuity Reserves	39	401	18	-	1,177
Total Net Assets
	$17,379	$33,538	$10,100	$1,106	$127,120

(1) Investments, at cost	$16,070	$26,266	$10,058	$1,006	$95,615
Mutual Fund Shares Held	5,469	10,568	6,243	908	22,029
(2) Accumulation Unit Value	$7.970083	$6.079490	$5.398693	$1.932457	$13.748209
Units Outstanding	23	12	18	17	297
(3) Accumulation Unit Value	$7.009568	$5.593023	$4.747981	$1.813711	$11.888568
Units Outstanding	375	441	364	326	1,371
(4) Accumulation Unit Value	$7.987788	$6.441362	$5.408905	$2.019388	$9.139427
Units Outstanding	21	65	67	-	66
(5) Accumulation Unit Value	$7.009568	$5.593023	$4.747981	$1.813711	$11.888568
Units Outstanding	346	208	256	21	821
(6) Accumulation Unit Value	$2.553848	$6.336249	$2.090360	$1.994299	$2.803577
Units Outstanding	46	88	192	29	565
(7) Accumulation Unit Value	$2.553848	$6.336249	$2.090360	$1.994299	$2.803577
Units Outstanding	343	217	290	75	1,069
(8) Accumulation Unit Value	$7.009568	$5.593023	$4.747981	$1.813711	$11.888568
Units Outstanding	121	324	123	114	288
(9) Accumulation Unit Value	$2.680241	$6.496505	$2.283558	$2.032451	$2.968210
Units Outstanding	3,747	3,881	2,190	3	29,091

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

	Large			Mid Cap
	Company Value	Domestic	Equity Income	Growth Stock	Index 400
	Division	Equity Division	Division	Division	Stock Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$10,058	$31,792	$35,074	$21,106	$38,503
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-
Total Assets
	10,059	31,792	35,074	21,106	38,503

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	24	12	66

Total Liabilities	-	-	24	12	67

Total Net Assets	$10,059	$31,792	$35,050	$21,094	$38,436
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$23	$19	$54	$181	$66
Annuity Reserves	2	2	2	3	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	769	2,759	2,084	9,449	4,181
Annuity Reserves	59	32	53	66	149
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	45	526	5	282	138
Annuity Reserves	-	-	-	22	26
Back Load Version
Accumulation Units (5)	264	1,193	493	4,644	1,160
Annuity Reserves	-	-	-	2	3
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	153	473	657	141	514
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	234	1,867	979	583	1,416
Class B Accumulation Units (8)	385	1,757	1,170	514	1,373
Annuity Reserves	-	-	-	3	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	7,985	22,873	29,150	5,164	29,051
Annuity Reserves	140	291	403	40	359
Total Net Assets
	$10,059	$31,792	$35,050	$21,094	$38,436
(1) Investments, at cost
	$9,925	$28,229	$33,465	$19,768	$37,130
Mutual Fund Shares Held	9,737	18,167	19,727	6,164	19,080
(2) Accumulation Unit Value	$1.826500	$3.067133	$3.571924	$13.136859	$5.680491
Units Outstanding	13	6	15	14	12
(3) Accumulation Unit Value	$1.714135	$2.797166	$3.286138	$11.359299	$5.122232
Units Outstanding	449	987	634	832	816
(4) Accumulation Unit Value	$1.908644	$3.269642	$3.784565	$6.624259	$6.102847
Units Outstanding	23	161	1	43	23
(5) Accumulation Unit Value	$1.714135	$2.797166	$3.286138	$11.359299	$5.122232
Units Outstanding	154	426	150	409	226
(6) Accumulation Unit Value	$1.884858	$3.210804	$3.722913	$2.082863	$4.721555
Units Outstanding	81	147	176	68	109
(7) Accumulation Unit Value	$1.884858	$3.210804	$3.722913	$2.082863	$4.721555
Units Outstanding	124	581	263	280	300
(8) Accumulation Unit Value	$1.714135	$2.797166	$3.286138	$11.359299	$5.122232
Units Outstanding	225	628	356	45	268
(9) Accumulation Unit Value	$1.921039	$3.300597	$3.817039	$2.182501	$5.000182
Units Outstanding	4,156	6,930	7,637	2,366	5,810

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$18,145	$9,968	$17,457	$12,867	$35,944
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets
	18,145	9,968	17,457	12,867	35,944

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	3	-	2
Due to Participants	-	4	49	-	-

Total Liabilities	-	4	52	-	2

Total Net Assets	$18,145	$9,964	$17,405	$12,867	$35,942
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$18	$145	$14	$83	$19
Annuity Reserves	-	1	-	-	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,387	2,525	1,356	1,482	2,175
Annuity Reserves	16	51	11	9	47
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	76	131	36	72	48
Annuity Reserves	-	-	-	-	-
Back Load Version
Accumulation Units (5)	494	1,434	342	521	685
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	354	315	216	329	755
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	704	944	434	1,231	952
Class B Accumulation Units (8)	1,189	774	725	999	1,260
Annuity Reserves	15	-	-	11	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	13,699	3,611	14,120	7,931	29,753
Annuity Reserves	193	33	151	199	247
Total Net Assets
	$18,145	$9,964	$17,405	$12,867	$35,942
(1) Investments, at cost
	$18,115	$9,251	$16,167	$13,351	$27,829
Mutual Fund Shares Held	10,970	3,659	12,182	5,932	19,429
(2) Accumulation Unit Value	$4.349600	$6.683985	$2.491770	$4.564750	$2.520147
Units Outstanding	4	22	5	18	7
(3) Accumulation Unit Value	$4.001596	$6.027109	$2.338584	$4.162762	$2.298310
Units Outstanding	346	419	580	356	946
(4) Accumulation Unit Value	$4.608517	$7.181178	$2.603838	$4.865877	$2.686457
Units Outstanding	17	18	14	15	18
(5) Accumulation Unit Value	$4.001596	$6.027109	$2.338584	$4.162762	$2.298310
Units Outstanding	124	238	146	125	298
(6) Accumulation Unit Value	$4.533467	$3.230896	$2.571529	$4.778213	$2.638147
Units Outstanding	78	97	84	69	286
(7) Accumulation Unit Value	$4.533467	$3.230896	$2.571529	$4.778213	$2.638147
Units Outstanding	155	292	169	258	361
(8) Accumulation Unit Value	$4.001596	$6.027109	$2.338584	$4.162762	$2.298310
Units Outstanding	297	128	310	240	548
(9) Accumulation Unit Value	$4.647975	$3.236751	$2.620836	$4.911849	$2.711910
Units Outstanding	2,947	1,115	5,388	1,615	10,972

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$34,527	$66,888	$60,346	$24,260	$39,953
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	-	-	-
Total Assets
	34,527	66,889	60,346	24,260	39,953

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3	-	3	-	1
Due to Participants	24	51	33	12	90

Total Liabilities	27	51	36	12	91
Total Net Assets	$34,500	$66,838	$60,310	$24,248	$39,862
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$10	$106	$26	$243	$14
Annuity Reserves	1	2	1	7	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,142	6,830	2,369	3,681	3,324
Annuity Reserves	14	125	19	30	30
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	51	454	113	33	43
Annuity Reserves	-	4	-	-	-
Back Load Version
Accumulation Units (5)	614	2,278	684	525	823
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	494	974	559	347	157
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	477	2,045	704	1,309	523
Class B Accumulation Units (8)	927	2,144	1,115	765	623
Annuity Reserves	-	5	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	30,187	51,237	53,935	17,052	33,821
Annuity Reserves	583	634	785	256	504
Total Net Assets
	$34,500	$66,838	$60,310	$24,248	$39,862
(1) Investments, at cost
	$30,308	$71,700	$51,943	$24,260	$39,245
Mutual Fund Shares Held	31,910	40,538	53,832	24,260	37,869
(2) Accumulation Unit Value	$1.289216	$4.754268	$1.170048	$3.389082	$1.216620
Units Outstanding	8	22	22	72	11
(3) Accumulation Unit Value	$1.209890	$4.160378	$1.098154	$2.802488	$1.142089
Units Outstanding	944	1,642	2,157	1,314	2,910
(4) Accumulation Unit Value	$1.347152	$4.213763	$1.222727	$1.657000	$1.271655
Units Outstanding	38	108	92	20	34
(5) Accumulation Unit Value	$1.209890	$4.160378	$1.098154	$2.802488	$1.142089
Units Outstanding	508	547	623	187	720
(6) Accumulation Unit Value	$1.330458	$2.121385	$1.207503	$1.273911	$1.255987
Units Outstanding	371	459	463	273	125
(7) Accumulation Unit Value	$1.330458	$2.121385	$1.207503	$1.273911	$1.255987
Units Outstanding	358	964	583	1,027	417
(8) Accumulation Unit Value	$1.209890	$4.160378	$1.098154	$2.802488	$1.142089
Units Outstanding	767	515	1,015	273	545
(9) Accumulation Unit Value	$1.356007	$2.141147	$1.230663	$1.293907	$1.279990
Units Outstanding	22,261	23,930	43,827	13,178	26,423

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$127,981	$13,596	$32,753	$46,842	$101,655
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	-	-	-
Total Assets
	127,982	13,596	32,753	46,842	101,655

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	4
Due to Participants	103	-	22	1	88

Total Liabilities	103	-	24	1	92

Total Net Assets	$127,879	$13,596	$32,729	$46,841	$101,563
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$580	$52	$8	$45	$36
Annuity Reserves	3	1	-	-	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	8,954	343	1,190	2,140	4,379
Annuity Reserves	415	41	11	37	53
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	663	26	89	355	418
Annuity Reserves	3	-	-	3	-
Back Load Version
Accumulation Units (5)	1,905	169	343	536	1,029
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	1,392	184	391	451	811
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	3,724	263	471	649	864
Class B Accumulation Units (8)	3,599	308	634	900	1,268
Annuity Reserves	26	-	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	104,012	12,186	29,012	40,988	91,626
Annuity Reserves	2,603	23	580	737	1,077
Total Net Assets
	$127,879	$13,596	$32,729	$46,841	$101,563
(1) Investments, at cost
	$124,521	$13,235	$32,045	$46,208	$96,583
Mutual Fund Shares Held	98,751	12,150	29,011	62,707	89,171
(2) Accumulation Unit Value	$18.054107	$2.085411	$1.423111	$4.904191	$1.922397
Units Outstanding	32	25	6	9	19
(3) Accumulation Unit Value	$14.925488	$1.957302	$1.335651	$4.313203	$1.804270
Units Outstanding	600	175	891	496	2,427
(4) Accumulation Unit Value	$3.397161	$2.179239	$1.487159	$4.986498	$2.008784
Units Outstanding	195	12	60	71	208
(5) Accumulation Unit Value	$14.925488	$1.957302	$1.335651	$4.313203	$1.804270
Units Outstanding	128	86	257	124	570
(6) Accumulation Unit Value	$2.461743	$2.152119	$1.468640	$3.345591	$1.983897
Units Outstanding	565	86	266	135	409
(7) Accumulation Unit Value	$2.461743	$2.152119	$1.468640	$3.345591	$1.983897
Units Outstanding	1,513	122	320	194	435
(8) Accumulation Unit Value	$14.925488	$1.957302	$1.335651	$4.313203	$1.804270
Units Outstanding	241	158	475	209	703
(9) Accumulation Unit Value	$2.508203	$2.193413	$1.496834	$3.442495	$2.021924
Units Outstanding	41,469	5,555	19,383	11,906	45,317

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$83,520	$4,298	$-	$-	$-
Insurance Products Fund	-	-	21,355	43,584	-
Neuberger Berman Advisers Management Trust	-	-	-	-	13,678
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets
	83,520	4,298	21,355	43,584	13,678

Liabilities:
Due to Northwestern Mutual Life Insurance Company	9	-	-	-	-
Due to Participants	382	-	18	27	-

Total Liabilities	391	-	18	27	-

Total Net Assets	$83,129	$4,298	$21,337	$43,557	$13,678
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$2,295	$40	$66	$31	$-
Annuity Reserves	1,639	-	-	1	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	62,493	1,898	2,052	2,295	468
Annuity Reserves	2,766	102	61	18	29
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	985	89	285	100	22
Annuity Reserves	401	-	-	-	-
Back Load Version
Accumulation Units (5)	6,714	657	841	852	339
Annuity Reserves	9	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	1,010	14	685	758	286
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	2,080	804	1,055	1,399	345
Class B Accumulation Units (8)	2,589	685	1,086	1,723	649
Annuity Reserves	-	1	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	148	8	14,917	35,846	11,334
Annuity Reserves	-	-	289	534	206
Total Net Assets
	$83,129	$4,298	$21,337	$43,557	$13,678
(1) Investments, at cost
	$80,913	$4,173	$21,838	$39,557	$12,129
Mutual Fund Shares Held	56,204	3,531	673	1,207	509
(2) Accumulation Unit Value	$18.293306	$2.534544	$5.267625	$2.456210	$2.274997
Units Outstanding	122	16	12	13	-
(3) Accumulation Unit Value	$15.126315	$2.311468	$4.846019	$2.305232	$2.135226
Units Outstanding	4,131	821	424	996	219
(4) Accumulation Unit Value	$5.103502	$2.701816	$5.581182	$2.566596	$2.377439
Units Outstanding	193	33	51	39	9
(5) Accumulation Unit Value	$15.126315	$2.311468	$4.846019	$2.305232	$2.135226
Units Outstanding	444	284	174	370	159
(6) Accumulation Unit Value	$2.314618	$2.653225	$5.490185	$2.534807	$2.347764
Units Outstanding	437	5	125	299	122
(7) Accumulation Unit Value	$2.314618	$2.653225	$5.490185	$2.534807	$2.347764
Units Outstanding	899	303	192	552	147
(8) Accumulation Unit Value	$15.126315	$2.311468	$4.846019	$2.305232	$2.135226
Units Outstanding	171	296	224	748	304
(9) Accumulation Unit Value	$2.399220	$2.727455	$5.628887	$2.583390	$2.392816
Units Outstanding	61	2	2,650	13,875	4,736

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

			International		Global Real
			Developed		Estate
	U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
	Equity Division	Equity Division	Division	Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$-	$-	$-	$-	$-
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	14,012	4,364	19,330	75,454	49,264
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets
	14,012	4,364	19,330	75,454	49,264

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2	-	-	-	-
Due to Participants	-	7	-	55	35

Total Liabilities	2	7	-	55	35

Total Net Assets	$14,010	$4,357	$19,330	$75,399	$49,229
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$-	$4	$12	$33
Annuity Reserves	-	-	1	3	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	445	952	842	2,668	2,721
Annuity Reserves	77	-	14	51	98
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	7	21	198	226	222
Annuity Reserves	-	-	4	-	3
Back Load Version
Accumulation Units (5)	542	310	367	1,216	1,184
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	87	46	174	627	624
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	480	537	425	762	1,603
Class B Accumulation Units (8)	236	339	310	1,420	1,734
Annuity Reserves	-	-	-	-	3
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	11,956	2,112	16,718	67,212	40,366
Annuity Reserves	180	40	273	1,202	636
Total Net Assets
	$14,010	$4,357	$19,330	$75,399	$49,229
(1) Investments, at cost
	$14,345	$4,377	$19,398	$74,712	$47,964
Mutual Fund Shares Held	874	305	1,649	7,145	3,199
(2) Accumulation Unit Value	$2.462020	$3.203217	$1.961319	$2.309822	$5.065649
Units Outstanding	-	-	2	5	7
(3) Accumulation Unit Value	$2.220002	$2.888359	$1.768556	$2.082855	$4.567716
Units Outstanding	200	330	476	1,281	596
(4) Accumulation Unit Value	$2.645010	$3.441420	$2.107181	$2.481567	$5.442309
Units Outstanding	3	6	94	91	41
(5) Accumulation Unit Value	$2.220002	$2.888359	$1.768556	$2.082855	$4.567716
Units Outstanding	244	107	208	584	259
(6) Accumulation Unit Value	$2.436457	$2.871413	$1.651451	$2.416173	$5.654394
Units Outstanding	36	16	106	260	110
(7) Accumulation Unit Value	$2.436457	$2.871413	$1.651451	$2.416173	$5.654394
Units Outstanding	197	187	258	315	283
(8) Accumulation Unit Value	$2.220002	$2.888359	$1.768556	$2.082855	$4.567716
Units Outstanding	106	117	175	682	380
(9) Accumulation Unit Value	$2.608687	$3.044980	$1.789467	$2.449734	$5.323142
Units Outstanding	4,582	693	9,342	27,436	7,583

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

December 31, 2019 (in thousands, except accumulation unit values)

	LifePoints	LifePoints	LifePoints	LifePoints	Credit Suisse
	Moderate	Balanced	Growth	Equity Growth	Trust Commodity
	Strategy	Strategy	Strategy	Strategy	Return Strategy
	Division	Division	Division	Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$-	$-	$-	$-	$-
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	2,379	1,775	779	101	-
Credit Suisse Trust	-	-	-	-	37,715
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets
	2,379	1,775	779	101	37,715
Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	2
Due to Participants	-	-	-	-	19
Total Liabilities	-	-	-	-	21
Total Net Assets	$2,379	$1,775	$779	$101	$37,694
Net Assets:

Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$50	$-	$-	$19
Annuity Reserves	-	-	-	-	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,139	689	70	11	834
Annuity Reserves	-	58	-	-	12
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	-	-	-	-	38
Annuity Reserves	-	-	-	-	-
Back Load Version
Accumulation Units (5)	181	354	1	1	208
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	5	-	328	-	305
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	929	206	145	4	294
Class B Accumulation Units (8)	125	418	235	85	577
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	-	-	-	-	34,929
Annuity Reserves	-	-	-	-	477
Total Net Assets	$2,379	$1,775	$779	$101	$37,694

(1) Investments, at cost	$2,359	$1,776	$761	$98	$45,258
Mutual Fund Shares Held	237	181	80	11	10,276
(2) Accumulation Unit Value	$1.611198	$1.633206	$1.582543	$1.504880	$4.431592
Units Outstanding	-	31	-	-	4
(3) Accumulation Unit Value	$1.512123	$1.532773	$1.485265	$1.412370	$4.243255
Units Outstanding	753	450	47	8	197
(4) Accumulation Unit Value	$1.683662	$1.706629	$1.653784	$1.572654	$4.567086
Units Outstanding	-	-	-	-	8
(5) Accumulation Unit Value	$1.512123	$1.532773	$1.485265	$1.412370	$4.243255
Units Outstanding	120	231	1	1	49
(6) Accumulation Unit Value	$1.662682	$1.685473	$1.633179	$1.553084	$4.528157
Units Outstanding	3	-	201	-	67
(7) Accumulation Unit Value	$1.662682	$1.685473	$1.633179	$1.553084	$4.528157
Units Outstanding	559	122	89	3	65
(8) Accumulation Unit Value	$1.512123	$1.532773	$1.485265	$1.412370	$4.243255
Units Outstanding	82	272	158	59	137
(9) Accumulation Unit Value	$1.694566	$1.717774	$1.664527	$1.582862	$4.587388
Units Outstanding	-	-	-	-	7,614
The Accompanying Notes are an Integral Part of the Financial Statements.
	F-8

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2019 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:

Dividend income	$116	$209	$112	$12	$1,871
Expenses:
Mortality and expense risk charges	116	164	65	11	686
Net investment income (loss)	-	45	47	1	1,185
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	302	617	(20)	20	4,058
Realized gain distribution	1,813	1,842	457	98	2,732
Realized gains (losses)	2,115	2,459	437	118	6,790
Change in unrealized appreciation/(depreciation)
of investments during the period	1,962	6,049	1,792	87	21,826
Net increase (decrease) in net assets
resulting from operations	$4,077	$8,553	$2,276	$206	$29,801

	Large Company			Mid Cap
	Value Division	Domestic	Equity Income	Growth Stock	Index 400
		Equity Division	Division	Division	Stock Division
Income:

Dividend income	$213	$547	$777	$38	$445
Expenses:
Mortality and expense risk charges	46	156	157	209	192
Net investment income (loss)	167	391	620	(171)	253
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(42)	892	423	141	407
Realized gain distribution	674	1,407	2,069	894	2,362
Realized gains (losses)	632	2,299	2,492	1,035	2,769
Change in unrealized appreciation/(depreciation)
of investments during the period	1,422	2,718	4,594	4,990	4,762
Net increase (decrease) in net assets
resulting from operations	$2,221	$5,408	$7,706	$5,854	$7,784

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Income:

Dividend income	$271	$9	$41	$59	$406
Expenses:
Mortality and expense risk charges	86	77	80	73	149
Net investment income (loss)	185	(68)	(39)	(14)	257
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(109)	378	190	(46)	983
Realized gain distribution	1,507	1,362	1,122	1,907	105
Realized gains (losses)	1,398	1,740	1,312	1,861	1,088
Change in unrealized appreciation/(depreciation)
of investments during the period	2,535	995	1,849	929	7,942
Net increase (decrease) in net assets
resulting from operations	$4,118	$2,667	$3,122	$2,776	$9,287

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2019 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:

Dividend income	$508	$1,660	$632	$477	$786
Expenses:
Mortality and expense risk charges	127	344	234	136	179
Net investment income (loss)	381	1,316	398	341	607
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	475	(192)	563	-	87
Realized gain distribution	815	3,035	-	-	-
Realized gains (losses)
	1,290	2,843	563	-	87
Change in unrealized appreciation/(depreciation)
of investments during the period	5,523	3,144	9,183	-	786

Net increase (decrease) in net assets
resulting from operations	$7,194	$7,303	$10,144	$341	$1,480

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:

Dividend income	$3,509	$280	$843	$2,496	$4,442
Expenses:
Mortality and expense risk charges	590	53	133	192	395
Net investment income (loss)	2,919	227	710	2,304	4,047
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(98)	18	(264)	(135)	99
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	(98)	18	(264)	(135)	99
Change in unrealized appreciation/(depreciation)
of investments during the period	6,929	1,218	2,201	3,831	7,891
Net increase (decrease) in net assets
resulting from operations	$9,750	$1,463	$2,647	$6,000	$12,037

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:

Dividend income	$1,950	$91	$141	$88	$54
Expenses:
Mortality and expense risk charges	1,001	45	113	188	59
Net investment income (loss)	949	46	28	(100)	(5)
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,636	8	(442)	467	311
Realized gain distribution	4,357	254	2,360	4,672	717
Realized gains (losses)	5,993	262	1,918	5,139	1,028
Change in unrealized appreciation/(depreciation)
of investments during the period	5,890	417	2,243	5,656	1,860
Net increase (decrease) in net assets
resulting from operations	$12,832	$725	$4,189	$10,695	$2,883

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

For the Year Ended December 31, 2019 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:

Dividend income	$154	$24	$485	$2,072
Expenses:
Mortality and expense risk charges	68	31	83	313
Net investment income (loss)
	86	(7)	402	1,759
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(807)	(173)	148	(216)
Realized gain distribution	749	65	-	973
Realized gains (losses)
	(58)	(108)	148	757
Change in unrealized appreciation/(depreciation)
of investments during the period	3,703	982	2,787	3,792

Net increase (decrease) in net assets
resulting from operations	$3,731	$867	$3,337	$6,308

	Global Real	LifePoints		LifePoints
	Estate	Moderate	LifePoints	Growth
	Securities	Strategy	Balanced	Strategy
	Division	Division	Strategy Division	Division
Income:

Dividend income	$2,431	$27	$26	$6
Expenses:
Mortality and expense risk charges	225	21	20	8
Net investment income (loss)	2,206	6	6	(2)
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	469	(15)	(40)	(20)
Realized gain distribution	-	51	33	58
Realized gains (losses)	469	36	(7)	38
Change in unrealized appreciation/(depreciation)
of investments during the period	6,214	198	245	124
Net increase (decrease) in net assets
resulting from operations	$8,889	$240	$244	$160

		Credit Suisse
	LifePoints	Trust
	Equity Growth	Commodity
	Strategy	Return Strategy
	Division	Division
Income:

Dividend income	$-	$334
Expenses:
Mortality and expense risk charges	1	149
Net investment income (loss)	(1)	185
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	(2,768)
Realized gain distribution	5	-
Realized gains (losses)	5	(2,768)
Change in unrealized appreciation/(depreciation)
of investments during the period	11	4,821
Net increase (decrease) in net assets
resulting from operations	$15	$2,238

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

			Focused Appreciation
	Growth Stock Division			Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:
			$45	$(15)
Net investment income (loss)	$-	$(2)
Net realized gains (losses)	2,115	2,319	2,459	1,529
Net change in unrealized appreciation/(depreciation)	1,962	(2,232)	6,049	(2,158)
Net increase (decrease) in net assets resulting from operations	4,077	85	8,553	(644)
Contract Transactions:
Contract owners' net payments	328	1,077	728	2,360
Annuity payments	(12)	(14)	(43)	(35)
Surrenders and other (net)	(1,422)	(1,784)	(3,048)	(2,939)
Transfers from other divisions or sponsor	4,972	8,988	8,538	15,383
Transfers to other divisions or sponsor	(5,092)	(8,869)	(9,438)	(18,001)
Net increase (decrease) in net assets resulting from contract
transactions	(1,226)	(602)	(3,263)	(3,232)
Net increase (decrease) in net assets	2,851	(517)	5,290	(3,876)
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

14,528	15,045
$17,379	$14,528

1,968	4,010
(2,218)	(3,986)
(250)	24

Large Cap Core Stock

Division

Year Ended Year Ended

December 31, December 31,

20192018

28,248	32,124
$33,538	$28,248

1,697	3,530
(2,266)	(4,178)
(569)	(648)

Large Cap Blend Division

Year Ended Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$47	$63	$1	$(4)
Net realized gains (losses)	437	2,593	118	91
Net change in unrealized appreciation/(depreciation)	1,792	(3,177)	87	(136)
Net increase (decrease) in net assets resulting from operations	2,276	(521)	206	(49)
Contract Transactions:
Contract owners' net payments	157	529	19	39
Annuity payments	(17)	(25)	(3)	(5)
Surrenders and other (net)	(544)	(583)	(81)	(165)
Transfers from other divisions or sponsor	6,089	2,890	426	443
Transfers to other divisions or sponsor	(5,268)	(2,957)	(349)	(463)
Net increase (decrease) in net assets resulting from contract
transactions	417	(146)	12	(151)
Net increase (decrease) in net assets	2,693	(667)	218	(200)
Net Assets:
Beginning of period	7,407	8,074	888	1,088
End of period	$10,100	$7,407	$1,106	$888

Units issued during the period	3,070	1,789	263	301
Units redeemed during the period	(2,734)	(1,815)	(255)	(389)
Net units issued (redeemed) during period	336	(26)	8	(88)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

			Large Company Value
	Index 500 Stock Division			Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:
	$1,185	$1,072	$167	$116
Net investment income (loss)
Net realized gains (losses)	6,790	5,356	632	760
Net change in unrealized appreciation/(depreciation)	21,826	(11,815)	1,422	(1,608)
Net increase (decrease) in net assets resulting from operations
	29,801	(5,387)	2,221	(732)
Contract Transactions:
Contract owners' net payments	4,045	10,913	160	562
Annuity payments	(204)	(203)	(20)	(20)
Surrenders and other (net)	(10,814)	(9,334)	(430)	(594)
Transfers from other divisions or sponsor	35,294	48,605	2,802	4,816
Transfers to other divisions or sponsor	(28,436)	(46,233)	(2,983)	(4,954)
Net increase (decrease) in net assets resulting from contract
transactions	(115)	3,748	(471)	(190)
Net increase (decrease) in net assets	29,686	(1,639)	1,750	(922)
Net Assets:
Beginning of period	97,434	99,073	8,309	9,231
End of period	$127,120	$97,434	$10,059	$8,309

Units issued during the period	12,031	21,065	2,048	3,466
Units redeemed during the period	(10,883)	(18,575)	(2,297)	(3,552)
Net units issued (redeemed) during period	1,148	2,490	(249)	(86)

Domestic Equity Division

Ended Year Ended

December 31, December 31,

20192018

Equity Income Division Year

Year Ended Year Ended

December 31, December 31,

20192018

Operations:
Net investment income (loss)	$391	$346	$620	$551
Net realized gains (losses)	2,299	2,684	2,492	4,285
Net change in unrealized appreciation/(depreciation)	2,718	(3,920)	4,594	(8,138)
Net increase (decrease) in net assets resulting from operations
	5,408	(890)	7,706	(3,302)
Contract Transactions:
Contract owners' net payments	1,301	2,597	702	2,296
Annuity payments	(25)	(28)	(31)	(34)
Surrenders and other (net)	(2,958)	(2,478)	(3,696)	(3,630)
Transfers from other divisions or sponsor	8,914	14,404	9,603	17,007
Transfers to other divisions or sponsor	(7,815)	(14,622)	(10,003)	(20,223)
Net increase (decrease) in net assets resulting from contract
transactions	(583)	(127)	(3,425)	(4,584)
Net increase (decrease) in net assets	4,825	(1,017)	4,281	(7,886)
Net Assets:
Beginning of period	26,967	27,984	30,769	38,655
End of period	$31,792	$26,967	$35,050	$30,769

Units issued during the period	3,886	6,424	3,154	6,063
Units redeemed during the period	(4,086)	(6,479)	(4,167)	(7,456)
Net units issued (redeemed) during period	(200)	(55)	(1,013)	(1,393)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Mid Cap Growth Stock
		Division	Index 400 Stock Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:
			$253	$197
Net investment income (loss)	$(171)	$(188)
Net realized gains (losses)	1,035	4,224	2,769	3,198
Net change in unrealized appreciation/(depreciation)	4,990	(5,703)	4,762	(7,502)
Net increase (decrease) in net assets resulting from operations
	5,854	(1,667)	7,784	(4,107)
Contract Transactions:
Contract owners' net payments	1,384	915	1,380	3,509
Annuity payments	(14)	(18)	(47)	(44)
Surrenders and other (net)	(4,496)	(1,984)	(3,500)	(2,897)
Transfers from other divisions or sponsor	3,540	5,098	13,883	32,982
Transfers to other divisions or sponsor	(4,074)	(4,952)	(11,669)	(32,212)
Net increase (decrease) in net assets resulting from contract
transactions	(3,660)	(941)	47	1,338
Net increase (decrease) in net assets	2,194	(2,608)	7,831	(2,769)
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

18,900	21,508
$21,094	$18,900

1,391	2,385
(1,876)	(2,321)
(485)	64

Mid Cap Value Division

Year Ended Year Ended

December 31, December 31,

20192018

30,605	33,374
$38,436	$30,605

3,467	8,109
(3,435)	(7,814)
32	295

Small Cap Growth Stock

Division

Year Ended	Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$185	$179	$(68)	$(87)
Net realized gains (losses)	1,398	1,956	1,740	1,331
Net change in unrealized appreciation/(depreciation)	2,535	(4,336)	995	(2,319)
Net increase (decrease) in net assets resulting from operations
	4,118	(2,201)	2,667	(1,075)
Contract Transactions:
Contract owners' net payments	633	1,380	365	574
Annuity payments	(15)	(16)	(6)	(7)
Surrenders and other (net)	(1,864)	(1,796)	(922)	(1,278)
Transfers from other divisions or sponsor	6,710	9,803	3,931	5,184
Transfers to other divisions or sponsor	(5,901)	(10,737)	(3,899)	(5,275)
Net increase (decrease) in net assets resulting from contract
transactions	(437)	(1,366)	(531)	(802)
Net increase (decrease) in net assets	3,681	(3,567)	2,136	(1,877)
Net Assets:
Beginning of period	14,464	18,031	7,828	9,705
End of period	$18,145	$14,464	$9,964	$7,828

Units issued during the period	1,984	2,879	1,165	1,681
Units redeemed during the period	(2,091)	(3,214)	(1,212)	(1,819)
Net units issued (redeemed) during period	(107)	(335)	(47)	(138)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$(39)	$140	$(14)	$(13)
Net realized gains (losses)	1,312	938	1,861	1,755
Net change in unrealized appreciation/(depreciation)	1,849	(2,586)	929	(3,441)
Net increase (decrease) in net assets resulting from operations
	3,122	(1,508)	2,776	(1,699)
Contract Transactions:
Contract owners' net payments	674	1,843	240	561
Annuity payments	(15)	(16)	(16)	(19)
Surrenders and other (net)	(1,466)	(995)	(1,486)	(1,628)
Transfers from other divisions or sponsor	6,021	8,157	4,516	7,857
Transfers to other divisions or sponsor	(5,099)	(7,956)	(4,577)	(9,099)
Net increase (decrease) in net assets resulting from contract
transactions	115	1,033	(1,323)	(2,328)
Net increase (decrease) in net assets	3,237	(475)	1,453	(4,027)
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

14,168	14,643
$17,405	$14,168

3,044	4,182
(2,994)	(3,786)
50	396

International Growth Division
Year Ended	Year Ended

December 31, December 31,

20192018

11,414	15,441
$12,867	$11,414

1,156	1,971
(1,460)	(2,494)
(304)	(523)

Research International Core

Division

Year Ended	Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$257	$275	$381	$353
Net realized gains (losses)	1,088	833	1,290	597
Net change in unrealized appreciation/(depreciation)	7,942	(4,739)	5,523	(5,132)
Net increase (decrease) in net assets resulting from operations
	9,287	(3,631)	7,194	(4,182)
Contract Transactions:
Contract owners' net payments	1,219	3,109	985	2,946
Annuity payments	(19)	(19)	(43)	(42)
Surrenders and other (net)	(3,149)	(2,682)	(2,551)	(2,420)
Transfers from other divisions or sponsor	11,540	18,479	12,999	15,484
Transfers to other divisions or sponsor	(10,227)	(17,452)	(9,483)	(13,850)
Net increase (decrease) in net assets resulting from contract
transactions	(636)	1,435	1,907	2,118
Net increase (decrease) in net assets	8,651	(2,196)	9,101	(2,064)
Net Assets:
Beginning of period	27,291	29,487	25,399	27,463
End of period	$35,942	$27,291	$34,500	$25,399

Units issued during the period	5,727	9,937	11,844	15,416
Units redeemed during the period	(5,998)	(9,339)	(10,305)	(13,702)
Net units issued (redeemed) during period	(271)	598	1,539	1,714

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

			Emerging Markets Equity
	International Equity Division			Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$1,316	$1,373	$398	$480
Net realized gains (losses)	2,843	943	563	(72)
Net change in unrealized appreciation/(depreciation)	3,144	(13,864)	9,183	(8,390)
Net increase (decrease) in net assets resulting from operations
	7,303	(11,548)	10,144	(7,982)
Contract Transactions:
Contract owners' net payments	2,523	6,211	1,939	5,433
Annuity payments	(62)	(71)	(62)	(58)
Surrenders and other (net)	(6,666)	(5,976)	(5,188)	(4,067)
Transfers from other divisions or sponsor	22,924	36,218	17,381	29,096
Transfers to other divisions or sponsor	(20,672)	(34,772)	(14,245)	(26,455)
Net increase (decrease) in net assets resulting from contract
transactions	(1,953)	1,610	(175)	3,949
Net increase (decrease) in net assets	5,350	(9,938)	9,969	(4,033)
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

61,488	71,426
$66,838	$61,488

10,905	17,649
(11,355)	(16,518)
(450)	1,131

Government Money Market

Division

Year Ended Year Ended

December 31, December 31,

20192018

50,341	54,374
$60,310	$50,341

17,789	32,231
(17,852)	(28,757)
(63)	3,474

Short-Term Bond Division

Year Ended Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$341	$237	$607	$373
Net realized gains (losses)	-	-	87	1
Net change in unrealized appreciation/(depreciation)	-	-	786	(58)
Net increase (decrease) in net assets resulting from operations
	341	237	1,480	316
Contract Transactions:
Contract owners' net payments	49,559	23,823	1,133	3,768
Annuity payments	(28)	(27)	(44)	(41)
Surrenders and other (net)	(5,380)	(4,265)	(3,616)	(2,484)
Transfers from other divisions or sponsor	8,663	13,130	12,442	17,848
Transfers to other divisions or sponsor	(54,656)	(32,471)	(8,430)	(14,815)
Net increase (decrease) in net assets resulting from contract
transactions	(1,842)	190	1,485	4,276
Net increase (decrease) in net assets	(1,501)	427	2,965	4,592
Net Assets:
Beginning of period	25,749	25,322	36,897	32,305
End of period	$24,248	$25,749	$39,862	$36,897

Units issued during the period	44,929	29,217	11,533	17,987
Units redeemed during the period	(46,307)	(28,337)	(10,269)	(14,560)
Net units issued (redeemed) during period	(1,378)	880	1,264	3,427

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

Select Bond Division

Year Ended Year Ended

December 31, December 31,

20192018

Long-Term U.S. Government

Bond Division

Year Ended Year Ended

December 31, December 31,

20192018

Operations:
Net investment income (loss)	$2,919	$2,053	$227	$186
Net realized gains (losses)	(98)	(703)	18	211
Net change in unrealized appreciation/(depreciation)	6,929	(2,052)	1,218	(687)
Net increase (decrease) in net assets resulting from operations
	9,750	(702)	1,463	(290)
Contract Transactions:
Contract owners' net payments	4,788	12,241	386	1,673
Annuity payments	(252)	(234)	(6)	(6)
Surrenders and other (net)	(13,332)	(11,014)	(1,634)	(1,059)
Transfers from other divisions or sponsor	44,269	80,654	4,173	4,708
Transfers to other divisions or sponsor	(35,305)	(75,221)	(2,990)	(5,211)
Net increase (decrease) in net assets resulting from contract
transactions	168	6,426	(71)	105
Net increase (decrease) in net assets	9,918	5,724	1,392	(185)
Net Assets:
Beginning of period	117,961	112,237	12,204	12,389
End of period	$127,879	$117,961	$13,596	$12,204

Units issued during the period	16,333	35,402	2,271	3,492
Units redeemed during the period	(15,502)	(31,967)	(2,340)	(3,478)
Net units issued (redeemed) during period	831	3,435	(69)	14

Inflation Protection Division

Year Ended Year Ended

December 31, December 31,

20192018

High Yield Bond Division

Year Ended Year Ended

December 31, December 31,

20192018

Operations:
Net investment income (loss)	$710	$500	$2,304	$2,165
Net realized gains (losses)	(264)	(285)	(135)	11
Net change in unrealized appreciation/(depreciation)	2,201	(1,157)	3,831	(3,502)
Net increase (decrease) in net assets resulting from operations
	2,647	(942)	6,000	(1,326)
Contract Transactions:
Contract owners' net payments	963	3,383	1,193	4,081
Annuity payments	(44)	(42)	(55)	(55)
Surrenders and other (net)	(3,486)	(3,516)	(4,068)	(3,697)
Transfers from other divisions or sponsor	7,279	21,319	13,612	26,772
Transfers to other divisions or sponsor	(5,837)	(19,343)	(11,475)	(28,610)
Net increase (decrease) in net assets resulting from contract
transactions	(1,125)	1,801	(793)	(1,509)
Net increase (decrease) in net assets	1,522	859	5,207	(2,835)
Net Assets:
Beginning of period	31,207	30,348	41,634	44,469
End of period	$32,729	$31,207	$46,841	$41,634

Units issued during the period	6,069	17,874	4,468	9,861
Units redeemed during the period	(6,803)	(16,639)	(4,677)	(10,310)
Net units issued (redeemed) during period	(734)	1,235	(209)	(449)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

Multi-Sector Bond Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Balanced Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$4,047	$2,316	$949	$1,018
Net realized gains (losses)	99	95	5,993	2,996
Net change in unrealized appreciation/(depreciation)	7,891	(3,874)	5,890	(7,872)
Net increase (decrease) in net assets resulting from operations
	12,037	(1,463)	12,832	(3,858)
Contract Transactions:
Contract owners' net payments	2,946	8,675	2,019	2,137
Annuity payments	(99)	(88)	(565)	(518)
Surrenders and other (net)	(7,833)	(7,446)	(10,576)	(8,110)
Transfers from other divisions or sponsor	28,539	63,320	3,092	3,414
Transfers to other divisions or sponsor	(22,530)	(57,210)	(4,143)	(3,989)
Net increase (decrease) in net assets resulting from contract
transactions	1,023	7,251	(10,173)	(7,066)
Net increase (decrease) in net assets	13,060	5,788	2,659	(10,924)
Net Assets:
Beginning of period	88,503	82,715	80,470	91,394
End of period	$101,563	$88,503	$83,129	$80,470

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

Net investment income (loss) Net realized gains (losses)

Net change in unrealized appreciation/(depreciation)

Net increase (decrease) in net assets resulting from operations

17,263	41,306
(16,714)	(37,368)

549	3,938

Asset Allocation Division
Year Ended	Year Ended
December 31,	December 31,
2019	2018

$46	$35
262	125
417	(374)

725	(214)

692754

(1,394)(1,364)

(702)(610)

Fidelity VIP Mid Cap Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

$28	$(41)
1,918	2,577
2,243	(5,985)

4,189	(3,449)
Contract Transactions:
Contract owners' net payments	127	141	500	1,030
Annuity payments	(12)	(11)	(27)	(33)
Surrenders and other (net)	(266)	(692)	(2,229)	(2,681)
Transfers from other divisions or sponsor	898	718	5,610	12,816
Transfers to other divisions or sponsor	(788)	(474)	(5,984)	(13,919)
Net increase (decrease) in net assets resulting from contract
transactions	(41)	(318)	(2,130)	(2,787)
Net increase (decrease) in net assets	684	(532)	2,059	(6,236)
Net Assets:
Beginning of period	3,614	4,146	19,278	25,514
End of period	$4,298	$3,614	$21,337	$19,278

Units issued during the period	470	395	1,272	2,641
Units redeemed during the period	(482)	(537)	(1,689)	(3,175)
Net units issued (redeemed) during period	(12)	(142)	(417)	(534)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	Fidelity VIP Contrafund		AMT Sustainable Equity
		Division		Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$(100)	$(15)	$(5)	$2
Net realized gains (losses)	5,139	5,056	1,028	1,214
Net change in unrealized appreciation/(depreciation)	5,656	(7,610)	1,860	(1,992)
Net increase (decrease) in net assets resulting from operations
	10,695	(2,569)	2,883	(776)
Contract Transactions:
Contract owners' net payments	1,503	2,768	509	796
Annuity payments	(36)	(38)	(15)	(15)
Surrenders and other (net)	(4,012)	(3,226)	(1,502)	(960)
Transfers from other divisions or sponsor	10,998	17,654	5,334	11,490
Transfers to other divisions or sponsor	(11,245)	(20,007)	(5,086)	(11,696)
Net increase (decrease) in net assets resulting from contract
transactions	(2,792)	(2,849)	(760)	(385)
Net increase (decrease) in net assets	7,903	(5,418)	2,123	(1,161)
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

35,654	41,072
$43,557	$35,654

5,897	9,883
(7,094)	(11,162)
(1,197)	(1,279)

U.S. Strategic Equity Division
Year Ended	Year Ended

December 31, December 31,

20192018

11,555	12,716
$13,678	$11,555

2,812	5,879
(3,171)	(6,067)
(359)	(188)

U.S. Small Cap Equity

Division

Year Ended	Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$86	$109	$(7)	$(13)
Net realized gains (losses)	(58)	2,947	(108)	869
Net change in unrealized appreciation/(depreciation)	3,703	(4,502)	982	(1,437)
Net increase (decrease) in net assets resulting from operations
	3,731	(1,446)	867	(581)
Contract Transactions:
Contract owners' net payments	233	308	91	188
Annuity payments	(19)	(21)	(2)	(2)
Surrenders and other (net)	(3,222)	(942)	(525)	(538)
Transfers from other divisions or sponsor	2,682	7,698	749	1,882
Transfers to other divisions or sponsor	(2,911)	(9,847)	(927)	(2,085)
Net increase (decrease) in net assets resulting from contract
transactions	(3,237)	(2,804)	(614)	(555)
Net increase (decrease) in net assets	494	(4,250)	253	(1,136)
Net Assets:
Beginning of period	13,516	17,766	4,104	5,240
End of period	$14,010	$13,516	$4,357	$4,104

Units issued during the period	1,735	3,511	347	738
Units redeemed during the period	(3,169)	(4,734)	(569)	(936)
Net units issued (redeemed) during period	(1,434)	(1,223)	(222)	(198)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

	International Developed
		Markets Division	Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$402	$265	$1,759	$1,202
Net realized gains (losses)	148	2,286	757	(359)
Net change in unrealized appreciation/(depreciation)	2,787	(5,906)	3,792	(1,670)
Net increase (decrease) in net assets resulting from operations
	3,337	(3,355)	6,308	(827)
Contract Transactions:
Contract owners' net payments	435	1,375	1,582	5,015
Annuity payments	(31)	(28)	(103)	(93)
Surrenders and other (net)	(2,426)	(1,343)	(6,464)	(5,289)
Transfers from other divisions or sponsor	4,155	11,876	17,034	33,820
Transfers to other divisions or sponsor	(4,436)	(12,398)	(15,706)	(30,186)
Net increase (decrease) in net assets resulting from contract
transactions	(2,303)	(518)	(3,657)	3,267
Net increase (decrease) in net assets	1,034	(3,873)	2,651	2,440
Net Assets:

Beginning of period

End of period

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

18,296	22,169
$19,330	$18,296

3,109	8,312
(4,476)	(8,746)
(1,367)	(434)

Global Real Estate Securities

Division

Year Ended Year Ended

December 31, December 31,

20192018

72,748	70,308
$75,399	$72,748

8,705	17,955
(10,180)	(16,542)
(1,475)	1,413

LifePoints Moderate Strategy

Division

Year Ended	Year Ended

December 31, December 31,

20192018

Net investment income (loss)	$2,206	$1,787	$6	$81
Net realized gains (losses)	469	(55)	36	13
Net change in unrealized appreciation/(depreciation)	6,214	(4,494)	198	(228)
Net increase (decrease) in net assets resulting from operations
	8,889	(2,762)	240	(134)
Contract Transactions:
Contract owners' net payments	1,581	4,085	41	57
Annuity payments	(59)	(54)	-	-
Surrenders and other (net)	(4,484)	(4,560)	(222)	(638)
Transfers from other divisions or sponsor	14,981	29,127	141	194
Transfers to other divisions or sponsor	(14,231)	(27,711)	(3)	(123)
Net increase (decrease) in net assets resulting from contract
transactions	(2,212)	887	(43)	(510)
Net increase (decrease) in net assets	6,677	(1,875)	197	(644)
Net Assets:
Beginning of period	42,552	44,427	2,182	2,826
End of period	$49,229	$42,552	$2,379	$2,182

Units issued during the period	3,559	7,470	124	169
Units redeemed during the period	(4,004)	(7,302)	(156)	(511)
Net units issued (redeemed) during period	(445)	168	(32)	(342)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE ANNUITY ACCOUNT A

(in thousands)

LifePoints Balanced Strategy

Division

Year Ended Year Ended

December 31, December 31,

20192018

LifePoints Growth Strategy

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$6	$86	$(2)	$50
Net realized gains (losses)	(7)	31	38	69
Net change in unrealized appreciation/(depreciation)	245	(279)	124	(229)
Net increase (decrease) in net assets resulting from operations
	244	(162)	160	(110)
Contract Transactions:
Contract owners' net payments	63	100	51	129
Annuity payments	(12)	(12)	-	-
Surrenders and other (net)	(363)	(271)	(597)	(215)
Transfers from other divisions or sponsor	107	198	550	526
Transfers to other divisions or sponsor	(52)	(309)	(518)	(586)
Net increase (decrease) in net assets resulting from contract
transactions	(257)	(294)	(514)	(146)
Net increase (decrease) in net assets	(13)	(456)	(354)	(256)
Net Assets:
Beginning of period	1,788	2,244	1,133	1,389
End of period	$1,775	$1,788	$779	$1,133

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

Operations:

Net investment income (loss) Net realized gains (losses)

Net change in unrealized appreciation/(depreciation)

Net increase (decrease) in net assets resulting from operations

119241

(296)(438)

(177)(197)

LifePoints Equity Growth

Strategy Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

$(1)	$4
5	5
11	(19)

15	(10)

398443

(754)(549)

(356)(106)

Credit Suisse Trust Commodity

Return Strategy Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

$185	$800
(2,768)	(1,298)
4,821	(4,491)

2,238	(4,989)
Contract Transactions:
Contract owners' net payments	4	3	1,492	4,134
Annuity payments	-	-	(40)	(37)
Surrenders and other (net)	-	(36)	(3,550)	(3,113)
Transfers from other divisions or sponsor	1	13	10,031	35,777
Transfers to other divisions or sponsor	(2)	(12)	(9,062)	(30,325)
Net increase (decrease) in net assets resulting from contract
transactions	3	(32)	(1,129)	6,436
Net increase (decrease) in net assets	18	(42)	1,109	1,447
Net Assets:
Beginning of period	83	125	36,585	35,138
End of period	$101	$83	$37,694	$36,585

Units issued during the period	4	19	2,712	8,473
Units redeemed during the period	(2)	(43)	(2,965)	(7,182)
Net units issued (redeemed) during period	2	(24)	(253)	1,291

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

1.Organization

Northwestern Mutual Variable Annuity Account A ("the Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "sponsor") used to fund individual flexible payment variable annuity contracts ("contracts") for use by self-employed persons and their eligible employees in tax-qualified retirement plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as "the Funds"). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.Significant Accounting Policies

A.Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.Investment Valuation – The shares are valued at the Funds' offering and redemption prices per share. As of December 31, 2019, all of the Account's investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account's own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners' net payments in the accompanying financial statements.

D.Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.Taxes – Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual's consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.Purchases and Sales of Investments

Purchases and sales of the Funds' shares for the year ended December 31, 2019 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division............................................................................	$ 3,823	$ 3,242
Focused Appreciation Division...............................................................	4,362	5,734

Large Cap Core Stock Division..............................................................	2,250	1,325
Large Cap Blend Division......................................................................	260	148
Index 500 Stock Division........................................................................	19,878	15,882
Large Company Value Division..............................................................	1,605	1,237
Domestic Equity Division........................................................................	5,884	4,668
Equity Income Division...........................................................................	5,109	5,821
Mid Cap Growth Stock Division..............................................................	3,246	6,175
Index 400 Stock Division........................................................................	8,215	5,521
Mid Cap Value Division..........................................................................	4,091	2,835
Small Cap Growth Stock Division...........................................................	2,532	1,764
Index 600 Stock Division........................................................................	3,855	2,628
Small Cap Value Division.......................................................................	2,979	2,428
International Growth Division.................................................................	4,761	5,032
Research International Core Division.....................................................	7,157	4,058
International Equity Division...................................................................	12,638	10,196
Emerging Markets Equity Division..........................................................	7,259	7,061
	F-22

Notes to Financial Statements

Fund Name	Purchases	Sales
Government Money Market Division.......................................................	$ 56,196	$ 57,664
Short-Term Bond Division.......................................................................	7,272	5,089
Select Bond Division...............................................................................	21,783	18,603
Long-Term U.S. Government Bond Division...........................................	2,539	2,383
Inflation Protection Bond Division............................................................	4,185	4,594
High Yield Bond Division.........................................................................	7,250	5,757
Multi-Sector Bond Division......................................................................	16,817	11,680
Balanced Division...................................................................................	10,704	15,251
Asset Allocation Division.........................................................................	767	508
Fidelity VIP Mid Cap Division..................................................................	3,774	3,523
Fidelity VIP Contrafund Division..............................................................	8,616	6,805
AMT Sustainable Equity Division............................................................	2,220	2,267
U.S. Strategic Equity Division.................................................................	2,520	4,921
U.S. Small Cap Equity Division...............................................................	444	1,012
International Developed Markets Division...............................................	2,163	4,095
Strategic Bond Division...........................................................................	8,955	9,938
Global Real Estate Securities Division....................................................	7,070	7,097
LifePoints Moderate Strategy Division....................................................	284	270
LifePoints Balanced Strategy Division....................................................	222	441
LifePoints Growth Strategy Division.......................................................	189	646
LifePoints Equity Growth Strategy Division............................................	10	3
Credit Suisse Trust Commodity Return Strategy Division......................	4,753	5,691

4.Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

Notes to Financial Statements

5.Subsequent Events

On or around May 1, 2020, the Company will automatically transfer amounts in the Account's investment in the following divisions to a share class of the same Fund that does not have a Rule 12b-1 fee.

Division	Current Fund/Class	New Fund/Class
Fidelity VIP Mid Cap Division	Fidelity VIP Mid Cap Portfolio –	Fidelity VIP Mid Cap Portfolio – Initial
	Service Class 2	Class
Fidelity VIP Contrafund Division	Fidelity VIP Contrafund Portfolio –	Fidelity VIP Contrafund Portfolio –
	Service Class 2	Initial Class
Credit Suisse Commodity Return	Credit Suisse Commodity Return	Credit Suisse Commodity Return
Strategy Division	Strategy Portfolio – Class 1	Strategy Portfolio – Class 2

The Funds will continue to be managed by the same investment advisor according to the same investment objectives and policies and for the same investment advisory and other fee structure as before the transaction. However, expenses related to investment in the new share class of the Funds will not reflect a Rule 12b-1 fee.

Subsequent to December 31, 2019 a pandemic related to COVID-19 was declared which has adversely affected the financial markets and the economy and may continue to do so for an extended period of time. The extent of the impact is uncertain and cannot be predicted at this time. Management will continue to monitor developments which may have a negative impact on the Account's assets.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
Outstanding		Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Growth Stock Division
2019......	5,022	$2.553848	to	$7.987788	$17,379	0.68%	0.35% to 1.25%	28.08%	to	29.23%
2018......	5,272	1.979137	to	6.191870	14,528	0.72	0.35 to 1.25	0.00 (2)	to	0.90
2017......	5,248	1.964404	to	6.161139	15,045	0.85	0.35 to 1.25	22.73	to	23.83
2016......	6,270	1.588718	to	4.995165	14,223	0.84	0.35 to 1.25	1.20	to	2.11
2015......	7,001	1.558224	to	4.911462	16,993	0.75	0.35 to 1.25	4.70	to	5.64

Focused Appreciation Division
2019......	5,236	$5.593023	to	$6.496505	$33,538	0.65%	0.35% to 1.25%	30.33%	to	31.51%
2018......	5,805	4.291278	to	4.939933	28,248	0.49	0.35 to 1.25	(3.55)	to	(2.68)
2017......	6,453	4.449605	to	5.076121	32,124	0.72	0.35 to 1.25	31.97	to	33.16
2016......	7,522	3.371663	to	3.812141	27,940	0.24	0.35 to 1.25	4.56	to	5.50
2015......	7,793	3.224559	to	3.613247	27,399	0.00	0.35 to 1.25	12.23	to	13.25

Large Cap Core Stock Division
2019......	3,500	$2.090360	to	$5.408905	$10,100	1.24%	0.35% to 1.25%	29.56%	to	30.73%
2018......	3,164	1.601352	to	4.146023	7,407	1.52	0.35 to 1.25	(7.20)	to	(6.37)
2017......	3,190	1.712864	to	4.445804	8,074	1.78	0.35 to 1.25	23.33	to	24.43
2016......	2,939	1.378587	to	3.587029	6,265	2.07	0.35 to 1.25	6.24	to	7.19
2015......	3,133	1.287981	to	3.359608	6,761	2.13	0.35 to 1.25	(4.26)	to	(3.40)

Large Cap Blend Division
2019......	585	$1.813711	to	$2.032451	$1,106	1.14%	0.35% to 1.25%	22.43%	to	23.54%
2018......	577	1.481405	to	1.645237	888	0.77	0.35 to 1.25	(5.20)	to	(4.34)
2017......	665	1.562708	to	1.719920	1,088	0.90	0.35 to 1.25	17.55	to	18.61
2016......	707	1.329366	to	1.450071	983	1.04	0.35 to 1.25	12.57	to	13.59
2015......	784	1.180907	to	1.276624	951	0.87	0.35 to 1.25	(3.63)	to	(2.76)

Index 500 Stock Division
2019......	33,568	$2.803577	to	$13.748209	$127,120	1.62%	0.35% to 1.25%	29.55%	to	30.72%
2018......	32,420	2.147933	to	10.559216	97,434	1.65	0.35 to 1.25	(5.76)	to	(4.91)
2017......	29,930	2.262276	to	11.149101	99,073	1.75	0.35 to 1.25	20.01	to	21.09
2016......	28,498	1.871001	to	9.243657	84,331	1.85	0.35 to 1.25	10.35	to	11.34
2015......	24,676	1.682892	to	8.334957	72,666	1.75	0.35 to 1.25	(0.09)	to	0.82

Large Company Value Division
2019......	5,225	$1.714135	to	$1.921039	$10,059	2.24%	0.35% to 1.25%	26.08%	to	27.21%
2018......	5,474	1.359607	to	1.510098	8,309	1.75	0.35 to 1.25	(9.07)	to	(8.25)
2017......	5,560	1.495275	to	1.645847	9,231	1.97	0.35 to 1.25	9.72	to	10.71
2016......	5,975	1.362750	to	1.486618	9,008	1.71	0.35 to 1.25	13.93	to	14.96
2015......	6,056	1.196136	to	1.293194	7,947	1.62	0.35 to 1.25	(5.04)	to	(4.18)

Domestic Equity Division
2019......	9,866	$2.797166	to	$3.300597	$31,792	1.83%	0.35% to 1.25%	19.27%	to	20.35%
2018......	10,066	2.345210	to	2.742575	26,967	1.76	0.35 to 1.25	(4.02)	to	(3.15)
2017......	10,121	2.443559	to	2.831891	27,984	1.62	0.35 to 1.25	12.37	to	13.38
2016......	10,460	2.174598	to	2.497727	25,497	1.85	0.35 to 1.25	13.55	to	14.58
2015......	10,697	1.915024	to	2.179944	22,487	1.83	0.35 to 1.25	(1.33)	to	(0.44)

Equity Income	ivision
2019......	9,232	$3.286138	to	$3.817039	$35,050	2.29%	0.35% to 1.25%	25.04%	to	26.17%
2018......	10,245	2.627977	to	3.025261	30,769	2.01	0.35 to 1.25	(10.47)	to	(9.67)
2017......	11,638	2.935634	to	3.349027	38,655	2.19	0.35 to 1.25	14.81	to	15.84
2016......	12,824	2.557036	to	2.891127	36,676	2.00	0.35 to 1.25	17.69	to	18.75
2015......	13,891	2.172680	to	2.434611	33,403	1.68	0.35 to 1.25	(7.90)	to	(7.07)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)Ratio is less than 0.005%

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Mid Cap Growth Stock Division
2019......	4,057	$2.082863	to	$13.136859	$21,094	0.18%	0.35% to 1.25%	31.36%	to	32.55%
2018......	4,542	1.573756	to	9.950519	18,900	0.13	0.35 to 1.25	(8.53)	to	(7.70)
2017......	4,478	1.707717	to	10.824550	21,508	0.24	0.35 to 1.25	18.80	to	19.87
2016......	5,120	1.426767	to	9.066134	21,175	0.18	0.35 to 1.25	(0.42)	to	0.48
2015......	5,637	1.422124	to	9.059055	24,878	0.04	0.35 to 1.25	(0.54)	to	0.36
Index 400 Stock Division
2019......	7,564	$4.721555	to	$6.102847	$38,436	1.23%	0.35% to 1.25%	24.32%	to	25.44%
2018......	7,532	3.769499	to	4.867482	30,605	1.13	0.35 to 1.25	(12.43)	to	(11.64)
2017......	7,237	4.272733	to	5.511839	33,374	1.08	0.35 to 1.25	14.52	to	15.55
2016......	6,740	3.703134	to	4.772358	27,067	1.14	0.35 to 1.25	18.89	to	19.96
2015......	6,253	3.091590	to	3.980311	21,088	1.11	0.35 to 1.25	(3.59)	to	(2.72)
Mid Cap Value Division
2019......	3,968	$4.001596	to	$4.647975	$18,145	1.61%	0.35% to 1.25%	27.60%	to	28.75%
2018......	4,075	3.135936	to	3.609939	14,464	1.59	0.35 to 1.25	(13.93)	to	(13.16)
2017......	4,410	3.643868	to	4.156918	18,031	1.44	0.35 to 1.25	10.43	to	11.42
2016......	4,734	3.299810	to	3.730873	17,407	1.68	0.35 to 1.25	21.70	to	22.80
2015......	4,664	2.711402	to	3.038210	13,973	1.67	0.35 to 1.25	(2.55)	to	(1.67)
Small Cap Growth Stock Division
2019......	2,329	$3.230896	to	$7.181178	$9,964	0.10%	0.35% to 1.25%	34.01%	to	35.22%
2018......	2,376	2.392969	to	5.313519	7,828	0.00	0.35 to 1.25	(12.80)	to	(12.02)
2017......	2,514	2.720661	to	6.042354	9,705	0.10	0.35 to 1.25	20.10	to	21.18
2016......	2,691	2.245084	to	4.988658	8,720	0.22	0.35 to 1.25	10.86	to	11.86
2015......	3,003	2.007098	to	4.462150	9,012	0.11	0.35 to 1.25	(0.93)	to	(0.03)
Index 600 Stock Division
2019......	6,696	$2.338584	to	$2.620836	$17,405	0.25%	0.35% to 1.25%	20.92%	to	22.01%
2018......	6,646	1.934012	to	2.148073	14,168	1.38	0.35 to 1.25	(9.91)	to	(9.10)
2017......	6,250	2.146980	to	2.363154	14,643	1.89	0.35 to 1.25	11.53	to	12.53
2016......	5,743	1.925007	to	2.099948	11,982	0.57	0.35 to 1.25	24.56	to	25.68
2015......	4,576	1.545444	to	1.670823	7,640	0.00	0.35 to 1.25	(3.56)	to	(2.69)

Small Cap Value Division
2019......	2,696	$4.162762	to	$4.911849	$12,867	0.47%	0.35% to 1.25%	24.33%	to	25.45%
2018......	3,000	3.348176	to	3.915385	11,414	0.51	0.35 to 1.25	(13.81)	to	(13.03)
2017......	3,523	3.885050	to	4.502330	15,441	0.77	0.35 to 1.25	10.27	to	11.26
2016......	3,948	3.523164	to	4.046577	15,533	0.92	0.35 to 1.25	30.75	to	31.93
2015......	4,628	2.694556	to	3.067228	13,672	0.69	0.35 to 1.25	(6.62)	to	(5.78)

International Growth Divisio n
2019......	13,436	$2.298310	to	$2.711910	$35,942	1.25%	0.35% to 1.25%	33.13%	to	34.33%
2018......	13,707	1.726341	to	2.018813	27,291	1.41	0.35 to 1.25	(12.38)	to	(11.59)
2017......	13,109	1.970410	to	2.283495	29,487	1.28	0.35 to 1.25	28.42	to	29.58
2016......	12,915	1.534322	to	1.762282	22,350	1.15	0.35 to 1.25	(4.60)	to	(3.74)
2015......	12,368	1.608366	to	1.830814	22,138	1.70	0.35 to 1.25	(2.95)	to	(2.07)

Research International Core		Division
2019......	25,255	$1.209890	to	$1.356007	$34,500	1.68%	0.35% to 1.25%	26.66%	to	27.81%
2018......	23,716	0.955206	to	1.060996	25,399	1.70	0.35 to 1.25	(14.73)	to	(13.97)
2017......	22,002	1.120355	to	1.233245	27,463	1.68	0.35 to 1.25	26.62	to	27.76
2016......	21,237	0.884785	to	0.965259	20,837	1.77	0.35 to 1.25	(2.35)	to	(1.47)
2015......	19,350	0.906065	to	0.979635	19,183	2.11	0.35 to 1.25	(2.34)	to	(1.46)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
International Equity Division
2019......	28,187	$2.121385	to	$4.754268	$66,838	2.53%	0.35% to 1.25%	11.20%	to	12.20%
2018......	28,637	1.893505	to	4.254093	61,488	2.53	0.35 to 1.25	(16.46)	to	(15.70)
2017......	27,506	2.249645	to	5.066863	71,426	2.33	0.35 to 1.25	20.78	to	21.87
2016......	26,617	1.848705	to	4.174130	58,052	2.14	0.35 to 1.25	1.62	to	2.53
2015......	25,514	1.805718	to	4.087188	55,757	2.97	0.35 to 1.25	(3.43)	to	(2.56)

Emerging Markets Equity Division
2019......	48,782	$1.098154	to	$1.230663	$60,310	1.12%	0.35% to 1.25%	19.10%	to	20.18%
2018......	48,845	0.922016	to	1.024040	50,341	1.34	0.35 to 1.25	(14.83)	to	(14.06)
2017......	45,371	1.082576	to	1.191540	54,374	0.90	0.35 to 1.25	26.26	to	27.39
2016......	42,727	0.857413	to	0.935322	40,243	0.73	0.35 to 1.25	7.71	to	8.68
2015......	38,496	0.796019	to	0.860596	33,322	0.88	0.35 to 1.25	(13.33)	to	(12.55)

Government Money Market Division
2019......	16,344	$1.273911	to	$3.389082	$24,248	1.93%	0.35% to 1.25%	0.67%	to	1.58%
2018......	17,722	1.255967	to	3.349646	25,749	1.53	0.35 to 1.25	0.27	to	1.17
2017......	16,842	1.243091	to	3.323610	25,322	0.59	0.35 to 1.25	(0.65)	to	0.25
2016......	15,738	1.241859	to	3.328556	25,161	0.12	0.35 to 1.25	(1.11)	to	(0.22)
2015......	12,911	1.246483	to	3.349268	20,225	0.01	0.35 to 1.25	(1.23)	to	(0.34)

Short-Term Bond Division
2019......	31,185	$1.142089	to	$1.279990	$39,862	2.01%	0.35% to 1.25%	3.09%	to	4.02%
2018......	29,921	1.107847	to	1.230522	36,897	1.56	0.35 to 1.25	0.09	to	1.00
2017......	26,494	1.106873	to	1.218389	32,305	1.30	0.35 to 1.25	0.07	to	0.97
2016......	25,457	1.106066	to	1.206680	30,694	1.18	0.35 to 1.25	0.41	to	1.31
2015......	21,827	1.101540	to	1.191018	26,216	0.72	0.35 to 1.25	(0.53)	to	0.37

Select Bond Division
2019......	44,743	$2.461743	to	$18.054107	$127,879	2.79%	0.35% to 1.25%	7.30%	to	8.27%
2018......	43,912	2.277116	to	16.741563	117,961	2.28	0.35 to 1.25	(1.45)	to	(0.56)
2017......	40,477	2.293482	to	16.904021	112,237	2.09	0.35 to 1.25	2.30	to	3.22
2016......	35,051	2.225197	to	16.441431	98,042	1.94	0.35 to 1.25	1.78	to	2.70
2015......	33,232	2.170001	to	16.073494	92,098	1.50	0.35 to 1.25	(0.72)	to	0.18

Long-Term U.S. Government Bond Division
2019......	6,219	$1.957302	to	$2.193413	$13,596	2.14%	0.35% to 1.25%	11.76%	to	12.77%
2018......	6,288	1.751302	to	1.945014	12,204	2.02	0.35 to 1.25	(3.26)	to	(2.39)
2017......	6,274	1.810437	to	1.992613	12,389	1.86	0.35 to 1.25	6.94	to	7.90
2016......	6,446	1.693000	to	1.846758	11,753	1.84	0.35 to 1.25	(0.17)	to	0.74
2015......	5,432	1.695799	to	1.833278	9,853	2.09	0.35 to 1.25	(2.70)	to	(1.82)

Inflation Protection Division
2019......	21,658	$1.335651	to	$1.496834	$32,729	2.60%	0.35% to 1.25%	7.67%	to	8.64%
2018......	22,392	1.240557	to	1.377840	31,207	2.04	0.35 to 1.25	(3.82)	to	(2.95)
2017......	21,157	1.289916	to	1.419776	30,348	0.68	0.35 to 1.25	2.30	to	3.22
2016......	19,152	1.260965	to	1.375532	26,586	1.21	0.35 to 1.25	3.39	to	4.32
2015......	19,578	1.219659	to	1.318578	25,941	2.37	0.35 to 1.25	(3.42)	to	(2.55)

High Yield Bond Division
2019......	13,144	$3.345591	to	$4.986498	$46,841	5.50%	0.35% to 1.25%	13.54%	to	14.57%
2018......	13,353	2.924589	to	4.354710	41,634	5.37	0.35 to 1.25	(3.91)	to	(3.05)
2017......	13,802	3.021110	to	4.493974	44,469	5.49	0.35 to 1.25	5.56	to	6.51
2016......	12,879	2.840699	to	4.221461	39,103	5.34	0.35 to 1.25	13.17	to	14.19
2015......	12,934	2.491321	to	3.698616	34,534	4.61	0.35 to 1.25	(2.59)	to	(1.71)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Multi-Sector Bond Division
2019......	50,088	$1.804270	to	$2.021924	$101,563	4.60%	0.35% to 1.25%	12.63%	to	13.64%
2018......	49,539	1.602009	to	1.779214	88,503	3.12	0.35 to 1.25	(2.53)	to	(1.65)
2017......	45,601	1.643634	to	1.809045	82,715	3.89	0.35 to 1.25	7.04	to	8.01
2016......	38,641	1.535492	to	1.674962	65,011	4.54	0.35 to 1.25	9.71	to	10.70
2015......	36,867	1.399545	to	1.513022	56,082	5.54	0.35 to 1.25	(3.43)	to	(2.56)

Balanced Division
2019......	6,458	$2.314618	to	$18.293306	$83,129	2.31%	0.35% to 1.25%	16.46%	to	17.51%
2018......	7,160	1.972675	to	15.629511	80,470	2.37	0.35 to 1.25	(4.65)	to	(3.79)
2017......	7,770	2.053508	to	16.310677	91,394	2.22	0.35 to 1.25	10.60	to	11.59
2016......	8,334	1.842907	to	14.674172	89,779	2.20	0.35 to 1.25	5.26	to	6.21
2015......	9,787	1.737765	to	13.871272	101,776	1.97	0.35 to 1.25	(1.36)	to	(0.47)

Asset Allocation Division
2019......	1,760	$2.311468	to	$2.727455	$4,298	2.20%	0.35% to 1.25%	19.58%	to	20.66%
2018......	1,772	1.932994	to	2.260490	3,614	1.98	0.35 to 1.25	(6.06)	to	(5.21)
2017......	1,914	2.057749	to	2.384747	4,146	2.07	0.35 to 1.25	13.45	to	14.47
2016......	1,966	1.813730	to	2.083222	3,884	2.30	0.35 to 1.25	6.45	to	7.41
2015......	2,716	1.703817	to	1.939491	4,940	1.95	0.35 to 1.25	(1.66)	to	(0.77)

Fidelity VIP Mid Cap Division
2019......	3,852	$4.846019	to	$5.628887	$21,337	0.67%	0.35% to 1.25%	21.64%	to	22.74%
2018......	4,269	3.983763	to	4.585972	19,278	0.40	0.35 to 1.25	(15.83)	to	(15.07)
2017......	4,803	4.733325	to	5.399821	25,514	0.49	0.35 to 1.25	19.05	to	20.12
2016......	5,296	3.976053	to	4.495510	23,397	0.31	0.35 to 1.25	10.53	to	11.53
2015......	5,941	3.597108	to	4.030700	23,425	0.25	0.35 to 1.25	(2.85)	to	(1.97)

Fidelity VIP Contrafund Division
2019......	16,892	$2.305232	to	$2.583390	$43,557	0.21%	0.35% to 1.25%	29.65%	to	30.82%
2018......	18,089	1.778089	to	1.974839	35,654	0.44	0.35 to 1.25	(7.80)	to	(6.97)
2017......	19,368	1.928613	to	2.122752	41,072	0.78	0.35 to 1.25	20.08	to	21.16
2016......	21,106	1.606056	to	1.751990	37,013	0.62	0.35 to 1.25	6.39	to	7.35
2015......	22,741	1.509544	to	1.631987	37,020	0.82	0.35 to 1.25	(0.83)	to	0.06

AMT Sustainable Equity Division
2019......	5,696	$2.135226	to	$2.392816	$13,678	0.41%	0.35% to 1.25%	24.32%	to	25.44%
2018......	6,055	1.717474	to	1.907475	11,555	0.49	0.35 to 1.25	(6.89)	to	(6.05)
2017......	6,243	1.844614	to	2.030266	11,744	0.52	0.35 to 1.25	16.96	to	18.02
2016......	6,868	1.577073	to	1.720338	12,719	0.69	0.35 to 1.25	8.50	to	9.48
2015......	7,466	1.453533	to	1.571407	9,808	0.56	0.35 to 1.25	(1.70)	to	(0.81)

U.S. Strategic Equity Division
2019......	5,368	$2.220002	to	$2.645010	$14,010	1.06%	0.35% to 1.25%	28.65%	to	29.81%
2018......	6,802	1.725623	to	2.038668	13,516	1.15	0.35 to 1.25	(10.76)	to	(9.96)
2017......	8,025	1.933892	to	2.265343	17,766	1.04	0.35 to 1.25	19.30	to	20.37
2016......	9,431	1.620995	to	1.882855	17,356	1.05	0.35 to 1.25	9.26	to	10.25
2015......	10,833	1.483571	to	1.708703	18,223	0.83	0.35 to 1.25	(0.15)	to	0.75

U.S. Small Cap Equity Division
2019......	1,456	$2.871413	to	$3.441420	$4,357	0.55%	0.35% to 1.25%	21.54%	to	22.64%
2018......	1,678	2.344880	to	2.807594	4,104	0.46	0.35 to 1.25	(13.07)	to	(12.28)
2017......	1,876	2.677261	to	3.202394	5,240	0.18	0.35 to 1.25	14.05	to	15.08
2016......	2,056	2.329986	to	2.784266	5,012	0.83	0.35 to 1.25	17.19	to	18.24
2015......	2,366	1.973444	to	2.355880	4,911	0.67	0.35 to 1.25	(8.34)	to	(7.51)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
International Developed Markets Division
2019......	10,661	$1.651451	to	$2.107181	$19,330	2.53%	0.35% to 1.25%	18.24%	to	19.30%
2018......	12,028	1.386320	to	1.767145	18,296	1.69	0.35 to 1.25	(15.93)	to	(15.17)
2017......	12,462	1.636764	to	2.084321	22,169	2.63	0.35 to 1.25	23.43	to	24.54
2016......	12,422	1.316215	to	1.674471	17,764	3.24	0.35 to 1.25	1.09	to	2.00
2015......	12,430	1.292302	to	1.642438	17,602	1.14	0.35 to 1.25	(2.54)	to	(1.66)

Strategic Bond Division
2019......	30,654	$2.082855	to	$2.481567	$75,399	2.75%	0.35% to 1.25%	7.84%	to	8.81%
2018......	32,129	1.931442	to	2.281768	72,748	2.12	0.35 to 1.25	(2.04)	to	(1.16)
2017......	30,716	1.971861	to	2.309777	70,308	1.34	0.35 to 1.25	2.58	to	3.50
2016......	28,050	1.922321	to	2.232803	62,002	1.60	0.35 to 1.25	1.82	to	2.74
2015......	26,987	1.887891	to	2.174318	58,225	2.39	0.35 to 1.25	(1.38)	to	(0.49)

Global Real Estate Securities Division
2019......	9,259	$4.567716	to	$5.654394	$49,229	5.02%	0.35% to 1.25%	20.13%	to	21.22%
2018......	9,704	3.802249	to	4.671736	42,552	4.50	0.35 to 1.25	(6.90)	to	(6.06)
2017......	9,536	4.084164	to	4.980485	44,427	3.70	0.35 to 1.25	10.42	to	11.41
2016......	9,375	3.698741	to	4.476956	39,095	4.57	0.35 to 1.25	1.74	to	2.66
2015......	9,182	3.635378	to	4.367478	37,210	1.64	0.35 to 1.25	(1.00)	to	(0.10)

LifePoints Moderate Strategy Division
2019......	1,517	$1.512123	to	$1.694566	$2,379	1.22%	0.35% to 1.25%	11.15%	to	12.15%
2018......	1,549	1.360492	to	1.511015	2,182	4.37	0.35 to 1.25	(6.10)	to	(5.26)
2017......	1,891	1.449028	to	1.594878	2,826	2.29	0.35 to 1.25	8.53	to	9.50
2016......	1,758	1.335201	to	1.456484	2,405	3.45	0.35 to 1.25	6.41	to	7.37
2015......	2,598	1.254766	to	1.356504	3,305	2.46	0.35 to 1.25	(2.93)	to	(2.05)

LifePoints Balanced Strategy Division
2019......	1,106	$1.532773	to	$1.717774	$1,775	1.56%	0.35% to 1.25%	15.01%	to	16.04%
2018......	1,283	1.332766	to	1.480278	1,788	5.31	0.35 to 1.25	(7.95)	to	(7.12)
2017......	1,480	1.448010	to	1.593814	2,244	2.38	0.35 to 1.25	10.61	to	11.61
2016......	1,435	1.309079	to	1.428058	1,969	2.86	0.35 to 1.25	7.70	to	8.67
2015......	2,198	1.215472	to	1.314103	2,816	2.12	0.35 to 1.25	(3.52)	to	(2.64)

LifePoints Growth Strategy Division
2019......	496	$1.485265	to	$1.664527	$779	0.60%	0.35% to 1.25%	16.60%	to	17.65%
2018......	852	1.273823	to	1.414812	1,133	4.74	0.35 to 1.25	(9.19)	to	(8.37)
2017......	958	1.402805	to	1.544057	1,389	3.17	0.35 to 1.25	14.22	to	15.25
2016......	902	1.228131	to	1.339752	1,135	2.18	0.35 to 1.25	8.36	to	9.34
2015......	1,699	1.133339	to	1.225293	1,995	1.78	0.35 to 1.25	(4.51)	to	(3.65)

LifePoints Equity Growth Strategy Division
2019......	71	$1.412370	to	$1.582862	$101	0.23%	0.35% to 1.25%	18.60%	to	19.67%
2018......	69	1.190878	to	1.322719	83	4.44	0.35 to 1.25	(10.58)	to	(9.77)
2017......	93	1.331848	to	1.465982	125	3.27	0.35 to 1.25	16.10	to	17.14
2016......	89	1.147180	to	1.251467	102	2.60	0.35 to 1.25	9.47	to	10.46
2015......	189	1.047904	to	1.132951	202	1.57	0.35 to 1.25	(5.06)	to	(4.21)

Credit Suisse Trust Commodity Return Strategy Division
2019......	8,141	$4.243255	to	$4.587388	$37,694	0.88%	0.35% to 1.25%	5.37%	to	6.32%
2018......	8,394	4.027153	to	4.314833	36,585	2.49	0.35 to 1.25	(12.75)	to	(11.97)
2017......	7,103	4.616153	to	4.901414	35,138	9.03	0.35 to 1.25	0.26	to	1.16
2016......	5,446	4.604145	to	4.845070	26,698	0.00	0.35 to 1.25	10.63	to	11.63
2015......	4,516	4.161714	to	4.340351	19,798	0.00	0.35 to 1.25	(25.96)	to	(25.29)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Milwaukee, Wisconsin

February 14, 2020

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2019	2018

Assets:
Bonds	$159,760	$153,713
Mortgage loans	39,771	36,755
Policy loans	17,829	17,693
Common and preferred stocks	4,677	5,574
Real estate	2,872	2,576
Other investments	20,962	17,048
Cash and short-term investments	2,408	1,899

Total investments	248,279	235,258

Due and accrued investment income	2,057	1,956
Net deferred tax assets	1,609	1,792
Deferred premium and other assets	3,541	3,444
Separate account assets	34,832	29,717

Total assets	$290,318	$272,167

Liabilities and surplus:
Reserves for policy benefits	$211,100	$202,816
Policyowner dividends payable	5,995	5,635
Interest maintenance reserve	979	580
Asset valuation reserve	6,203	4,597
Income taxes payable	129	249
Other liabilities	6,864	6,439
Separate account liabilities	34,832	29,717

Total liabilities	266,102	250,033

Surplus:
Surplus notes	3,568	2,948
Unassigned surplus	20,648	19,186

Total surplus	24,216	22,134

Total liabilities and surplus	$290,318	$272,167

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2019	2018	2017

Revenue:
Premiums	$19,010	$18,036	$17,897
Net investment income	10,149	9,791	9,541
Other income	696	655	649

Total revenue	29,855	28,482	28,087

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,515	11,436	10,332
Net additions to policy benefit reserves	9,451	8,079	8,700
Net transfers from separate accounts	(783)	(497)	(229)

Total benefits	20,183	19,018	18,803

Commissions and operating expenses	3,306	3,230	3,120

Total benefits and expenses	23,489	22,248	21,923

Gain from operations before dividends and taxes	6,366	6,234	6,164

Policyowner dividends	5,999	5,634	5,338

Gain from operations before taxes	367	600	826
Income tax benefit	(199)	(159)	(98)

Net gain from operations	566	759	924
Net realized capital gains	702	24	93

Net income	$1,268	$783	$1,017

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2019	2018	2017

Beginning of year balance	$22,134	$20,851	$20,230

Net income	1,268	783	1,017

Change in net unrealized capital gains and losses	1,141	(126)	822

Change in net deferred tax assets	(130)	(76)	(1,323)

Change in nonadmitted assets	(143)	169	(390)

Change in asset valuation reserve	(1,606)	(263)	(887)

Change in surplus notes	620	-	1,198

Other surplus changes	932	796	184

Net increase in surplus	2,082	1,283	621

End of year balance	$24,216	$22,134	$20,851

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2019	2018	2017

Cash flows from operating activities:
Premiums and other income received	$13,864	$13,252	$12,957
Investment income received	9,518	9,202	9,012
Benefit and dividend payments to policyowners and beneficiaries	(10,660)	(10,513)	(9,506)
Net transfers from separate accounts	770	496	228
Commissions, expenses and taxes paid	(3,268)	(2,699)	(3,080)

Net cash provided by operating activities	10,224	9,738	9,611

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	41,841	33,279	44,511
Mortgage loans	3,078	3,167	2,581
Common and preferred stocks	5,461	4,886	2,750
Real estate	941	23	284
Other investments	2,235	2,831	2,193

Subtotal proceeds from investments	53,556	44,186	52,319

Cost of investments acquired:
Bonds	(47,219)	(40,797)	(50,472)
Mortgage loans	(6,048)	(4,314)	(4,096)
Common and preferred stocks	(3,832)	(4,857)	(3,549)
Real estate	(841)	(168)	(148)
Other investments	(5,634)	(4,515)	(4,431)

Subtotal cost of investments acquired	(63,574)	(54,651)	(62,696)

Net inflows of policy loans	168	35	74

Net cash applied to investing activities	(9,850)	(10,430)	(10,303)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	596	-	1,198
Net outflows on deposit-type contracts	(232)	(350)	(220)
Other cash provided (applied)	(229)	472	(117)

Net cash provided by (applied to) financing and miscellaneous sources	135	122	861

Net increase (decrease) in cash and short-term investments	509	(570)	169

Cash and short-term investments, beginning of year	1,899	2,469	2,300

Cash and short-term investments, end of year	$2,408	$1,899	$2,469

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2019	2018	2017

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,453	$5,149	$5,025
Capitalized interest and payment in-kind investment income	870	776	729
Other policyowner contract activity	245	226	207
Employee benefit and compensation plan expenses	155	128	129

Investing:
Bond refinancings and exchanges	13,075	2,116	1,826
Mortgage loan refinancings and transfers	731	1,377	845
Net policy loan activity	316	295	303
Other invested asset exchanges	270	103	88
Common stock exchanges	105	144	93
Net premium loan activity	125	139	48
Net asset transfers with affiliated entities	199	138	803

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	505	391	439
Surplus note exchange	24	-	-

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the Statements of Operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (in its discretion) approves the amount and allocation of dividends among groups of policies issued by the Company, based on management’s recommendation. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual dividends and termination dividends. Termination dividends are additional dividends payable upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $31 million and $56 million at December 31, 2019 and 2018, respectively, are included in other assets in the Statements of Financial Position and are net of accumulated depreciation of $428 million and $394 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $357 million and $305 million at December 31, 2019 and 2018, respectively. Depreciation expense for IT equipment and software totaled $146 million, $134 million and $115 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $130 million and $145 million at December 31, 2019 and 2018, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $16 million and $12 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.
Subsequent Events

The Company has evaluated events subsequent to December 31, 2019 through February 14, 2020, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2019 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Statement value and fair value of bonds at December 31, 2019 and 2018, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2019	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,701	$158	$(5)	$2,854
States, territories and possessions	742	139	(1)	880
Special revenue and assessments	26,310	887	(48)	27,149
All foreign governments	4,531	350	(23)	4,858
Hybrid securities	473	28	(22)	479
SVO-identified funds	3	-	-	3
Industrial and miscellaneous	125,000	7,864	(358)	132,506

Total bonds	$159,760	$9,426	$(457)	$168,729

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Statement value of bonds by SVO rating category at December 31, 2019 and 2018 was as follows:

December 31, 2019	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,701	$-	$-	$-	$-	$-	$2,701

States, territories and possessions	664	78	-	-	-	-	742

Special revenue and assessments	26,159	119	32	-	-	-	26,310

All foreign governments	1,472	2,903	65	40	51	-	4,531

Hybrid securities	-	270	173	30	-	-	473

SVO-identified funds	-	-	-	3	-	-	3

Industrial and miscellaneous	60,420	49,654	6,809	5,014	3,049	54	125,000

Total bonds	$91,416	$53,024	$7,079	$5,087	$3,100	$54	$159,760

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

Based on statement value, 90% and 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2019 and 2018, respectively.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2019 and 2018, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2019	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$24,486	$24,947	$-	$-	$24,486	$24,947
Other prime	709	719	1	1	710	720
Other below-prime	357	362	2	3	359	365
Commercial mortgage-backed:
U.S. Government agencies	64	66	-	-	64	66
Conduit	3,008	3,077	-	-	3,008	3,077
Other commercial mortgage-backed	2	2	-	-	2	2
Other asset-backed	8,420	8,574	98	107	8,518	8,681

Total structured securities	$37,046	$37,747	$101	$111	$37,147	$37,858

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

December 31, 2018	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-		$-	$31,654	$31,025
Other prime	602	597	1		1	603	598
Other below-prime	401	396	3		3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-		-	133	134
Conduit	1,972	1,945	-		1	1,972	1,946
Other commercial mortgage-backed	15	16	-		-	15	16
Other asset-backed	7,687	7,655	52		57	7,739	7,712

Total structured securities	$42,464	$41,768	$56		$62	$42,520	$41,830

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2019 and 2018.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2019 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,338	$4,362

Due after one year through five years	37,653	38,705

Due after five years through ten years	46,633	48,884

Due after ten years	72,735	78,377

Total	$161,359	$170,328

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $163 million and $137 million at December 31, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2019 and 2018 was as follows:

December 31, 2019	United States of America

	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$5,434	$1,915	$2,912	$7,411	$-	$17,672

Office	3,617	897	1,293	3,263	-	9,070

Retail	2,593	535	1,670	2,052	-	6,850

Warehouse/Industrial	677	447	672	1,179	196	3,171

Manufactured housing	254	321	1,189	893	-	2,657

Other	126	59	28	138	-	351

Total	$12,701	$4,174	$7,764	$14,936	$196	$39,771

December 31, 2018	United States of America

	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Manufactured housing	234	235	719	697	-	1,885

Other	140	52	30	137	-	359

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.5 billion and $3.6 billion at December 31, 2019 and 2018, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2019 and 2018. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2019 and 2018 is summarized below.

	2019	2018

Minimum interest rate	2.95%	3.19%

Maximum interest rate	11.75%	7.50%

Weighted-average LTV	57%	56%

Maximum LTV	74%	87%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2019 and 2018, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 52% and 51%, respectively. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2019 and 2018 was as follows:

December 31, 2019	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$5,628	$11,877	$167	$-	$17,672

Office	5,977	2,704	318	71	9,070

Retail	3,179	3,370	258	43	6,850

Warehouse/Industrial	1,699	1,187	216	69	3,171

Manufactured housing	419	2,238	-	-	2,657

Other	222	54	59	16	351

Total	$17,124	$21,430	$1,018	$199	$39,771

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Manufactured housing	639	898	348	-	1,885

Other	223	113	-	23	359

Total	$16,849	$18,671	$1,010	$225	$36,755

The aggregate statement value of mortgage loans with an LTV ratio in excess of 100% was $45 million at December 31, 2019. At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

troubled debt restructuring of mortgage loans for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had no mortgage loans at December 31, 2019 that were considered “restructured.” At December 31, 2018, the Company had $21 million of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2019 or 2018.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $4,474 million and $5,366 million included in the statements of financial position at December 31, 2019 and 2018, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2019 and 2018, the statements of financial position included $203 million and $208 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2019 and 2018 was as follows:

December 31, 2019	East	Midwest	South	West	Total

	(in millions)

Apartment	$277	$195	$178	$718	$1,368

Office	214	676	128	17	1,035

Warehouse/Industrial	118	-	38	205	361

Other	16	54	13	25	108

Total	$625	$925	$357	$965	$2,872

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

December 31, 2018	East	Midwest	South	West	Total
	(in millions)
Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $676 million and $687 million at December 31, 2019 and 2018, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)

Securities partnerships and LLCs	$7,581	$6,839

Bonds	3,571	3,196

Real estate JVs, partnerships and LLCs	2,697	2,115

Common and preferred stocks	2,030	1,253

Corporate-owned life insurance	1,043	-

Real estate	1,023	806

Structured settlements	800	527

Low income housing tax credit properties	662	598

Derivative instruments	546	695

Cash and short-term investments	444	392

Lease receivables	274	253

Other, net	291	374

Total	$20,962	$17,048

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, tax credit properties and lease receivables, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2019 and 2018, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2019 and 2018 were $123 million and $119 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2019 and 2018, the value of wholly-owned SCA investments were as follows:

	December 31, 2019			December 31, 2018

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$237	$-	$237	$172	$-	$172

Bradford, Inc.	-	-	-	1	1	-

Total common stock SCAs [1]	237	-	237	173	1	172

NML Securities Holdings, LLC	8,485	-	8,485	5,714	-	5,714

NML Real Estate Holdings, LLC	2,404	-	2,404	1,803	-	1,803

NM Investment Holdings, LLC	1,334	-	1,334	1,286	-	1,286

NM Pebble Valley, LLC	128	-	128	204	-	204

NM Investment Services, LLC	124	-	124	110	-	110

NM GP Holdings, LLC	62	13	49	59	3	56

Northwestern Mutual Investment Management Company, LLC	44	44	-	42	42	-

Mason Street Advisors, LLC	36	36	-	35	35	-

NM QOZ FUND, LLC	16	-	16	16	9	7

NM-SAS, LLC	4	-	4	4	-	4

NM Career Distribution Holdings, LLC	4	4	-	2	2	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

Total other investment SCAs [2]	12,643	99	12,544	9,277	93	9,184

Total investments in SCAs	$12,880	$99	$12,781	$9,450	$94	$9,356

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2019. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Net Investment Income

The sources of net investment income for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,

	2019	2018	2017

		(in millions)

Bonds	$6,400	$6,020	$5,738

Mortgage loans	1,676	1,573	1,590

Common and preferred stocks	146	210	118

Real estate	288	275	276

Other investments	1,205	1,184	1,216

Policy loans	1,180	1,164	1,149

Amortization of IMR	133	135	162

Gross investment income	11,028	10,561	10,249

Less: investment expenses	879	770	708

Net investment income	$10,149	$9,791	$9,541

For the years ended December 31, 2019 and 2018, bond investment income included $72 million and $42 million of prepayment fees, respectively, generated as a result of 108 and 83 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Realized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2019			December 31, 2018			December 31, 2017

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$1,094	$(369)	$725	$275	$(543)	$(268)	$755	$(543)	$212
Mortgage loans	8	(3)	5	-	(2)	(2)	2	(5)	(3)
Common and preferred stocks	662	(291)	371	538	(147)	391	363	(29)	334
Real estate	502	(6)	496	12	(13)	(1)	101	-	101
Other investments	1,005	(1,053)	(48)	699	(952)	(253)	692	(786)	(94)

Subtotal	$3,271	$(1,722)	1,549	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550

Less: IMR net gains (losses) before taxes			674			(245)			389
Less: Capital gains tax expense (benefit)			173			88			68

Net realized capital gains (losses)			$702			$24			$93

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $30 billion, $22 billion, and $31 billion for the years ended December 31, 2019, 2018 and 2017, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,
	2019	2018	2017
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(1)
Financial services	-	(1)	(1)
Consumer discretionary	(84)	-	(63)
Industrials	(9)	(35)	(53)
Energy	(44)	(2)	(39)
Basic materials	(1)	-	(7)

Subtotal	(139)	(39)	(164)

Real estate	(6)	(13)	-

Other investments:
Real estate JVs	-	-	(27)
Securities partnerships	(78)	(44)	(53)
Energy and transportation	-	(22)	-

Subtotal	(78)	(66)	(80)

Total	$(223)	$(118)	$(244)

In addition to the realized capital losses above, $0.2 million, $22 million and $30 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2019, 2018 and 2017, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Changes in net unrealized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,

	2019	2018	2017
	(in millions)

Bonds	$152	$(376)	$564

Mortgage loans	11	(10)	13

Common and preferred stocks	304	(653)	529

Other investments	727	833	(230)

Subtotal	1,194	(206)	876

Change in deferred taxes	(53)	80	(54)

Change in net unrealized capital gains and losses	$1,141	$(126)	$822

Changes in net unrealized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 included the reversal of previously unrealized capital gains of $(369) million, $(602) million and $(489) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2019 and 2018 were as follows:

	December 31, 2019

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$11,128	$10,947	$(181)	$9,657	$9,139	$(518)

Common and preferred stocks	495	430	(65)	374	307	(67)

Total	$11,623	$11,377	$(246)	$10,031	$9,446	$(585)

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

All of these bonds were current on contractual interest and principal payments at December 31, 2019. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, unrealized capital losses on structured securities in a loss position for greater than 12 months were $32 million and $856 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $34 million and $60 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2019 and 2018, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2019			2018

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	59	$1,471	$1,412	60	$1,587	$1,519
Loan-backed and structured securities	5	57	66	3	—	—
Preferred stock	5	79	83	7	74	80

Total	69	$1,607	$1,561	70	$1,661	$1,599

Repurchase Agreements

The Company participates in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2019 and 2018, the liability to return the repurchase agreement cash collateral was $1.7 billion and $1.8 billion, respectively, and is reported as other liabilities in the statements of financial position.

During 2019 and 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance
	(in millions)
March 31, 2019	$1,867	$1,771
June 30, 2019	$1,798	$1,797
September 30, 2019	$1,833	$1,410
December 31, 2019	$1,718	$1,711
March 31, 2018	$485	$485
June 30, 2018	$1,514	$1,449
September 30, 2018	$1,519	$1,435
December 31, 2018	$1,763	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2019 and 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2019	$1,902	$1,799	$1,697
June 30, 2019	$1,835	$1,821	$1,697
September 30, 2019	$1,872	$1,434	$1,299
December 31, 2019	$1,754	$1,730	$1,600
March 31, 2018	$485	$492	$498
June 30, 2018	$1,514	$1,468	$1,396
September 30, 2018	$1,519	$1,456	$1,397
December 31, 2018	$1,763	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2019 and 2018 was as follows:

	December 31, 2019		December 31, 2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)		(in millions)
30 days or less	$700	$700	$579	$579
31-60 days	9	9	215	215
61-90 days	30	30	199	199
91-120 days	60	60	73	73
121-180 days	117	118	355	355
181-365 days	258	258	46	46
1-2 years	486	486	253	252
2-3 years	45	45	-	-
Over 3 years	9	9	35	34

Total	$1,714	$1,715	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2019 and 2018, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The statement value of restricted assets at December 31, 2019 and 2018, summarized by type of restriction, was as follows:

	December 31,
	2019	2018
	(in millions)
Loaned securities - repurchase agreements	$1,600	$1,696
Derivative transactions	67	48
Securities on deposit with states	4	4

Total restricted assets	$1,671	$1,748

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,711	$1,711	$1,763	$1,763
Derivative collateral	642	642	510	510
Mortgage loan escrow	59	59	58	58
Real estate escrow and security deposits	5	5	6	6

Total collateral assets	$2,417	$2,417	$2,337	$2,337

At December 31, 2019 and 2018, derivative collateral received included less than $1 million related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Bonds:
General Account	$71	$5
Separate Accounts	-	-

Total bond collateral	$71	$5

Cash:
General Account	$642	$509
Separate Accounts	-	1

Total cash collateral	$642	$510

Bond collateral held in the general account is not reported in the statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The fair value of collateral posted by the Company at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Bonds posted for derivative support agreements:
General Account	$7	$13
Separate Accounts	-	-
Bonds posted for futures agreements:
General Account	34	24
Separate Accounts	10	11

Total bond collateral	$51	$48

Cash posted for derivative support agreements:
General Account	$12	$-
Separate Accounts	-	-
Cash posted for futures agreements:
General Account	1	-
Separate Accounts	3	-

Total cash collateral	$16	$-

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $136 million and $121 million for the years ended December 31, 2019 and 2018, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $18 million and $6 million for the years ended December 31, 2019 and 2018, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The effects of the Company’s use of derivative instruments on the Statements of Financial Position at December 31, 2019 and 2018 were as follows:

	December 31, 2019

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$27	$-

Interest rate swaps	56	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	10,962	468	(168)	590	(142)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	998	2	-	2	-

Interest rate floors	2,252	32	(2)	32	(2)

Interest rate swaps	150	2	(0)	2	-

Swaptions	3,559	31	-	31	-

Fixed income futures	7,370	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,092	1	(15)	1	(15)

Foreign currency swaps	121	7	(4)	7	(4)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Total derivatives		$546	$(189)	$697	$(163)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Total derivatives		$695	$(84)	$670	$(168)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the year ended December 31, 2019

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	26	-	-

Total derivatives	$(208)	$(4)	$128

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-
Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2019

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-
Total derivatives	$(575)	$11	$65

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $0 million, $5 million and $0 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	(in millions)

Life insurance reserves	$185,991	$179,987

Annuity reserves	10,887	9,979

Deposit funds	3,580	3,307

Disability and long-term care unpaid claims and claim reserves	5,200	5,012

Disability and long-term care active life reserves	5,442	4,531

Total reserves for policy benefits	$211,100	$202,816

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Life insurance and annuity reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2019, the Company had $1.9 trillion of total life insurance in force, including $32.3 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$7,602	$6,486	$7,319	$6,201	$7,346	$6,230
Universal life with secondary guarantees	14	14	11	11	26	23
Other permanent cash value life insurance	-	-	164,904	159,258	168,377	162,517
Variable life	-	-	-	-	941	918
Variable universal life	4	2	4	2	27	23

Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	4,556	4,218
Accidental death benefits	-	-	-	-	12	13
Disability - active lives	-	-	-	-	1,032	951
Disability - disabled lives	-	-	-	-	1,243	1,194
Miscellaneous reserves	-	-	-	-	2,774	4,181

Total gross life reserves	7,620	6,502	172,238	165,472	186,334	180,267
Reinsurance ceded	-	-	-	-	1,223	1,188

Total net life insurance	$7,620	$6,502	$172,238	$165,472	$185,111	$179,079

At December 31, 2019 and 2018, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$8,162	$6,913	$7,281	$6,061
Variable universal life	1,093	824	1,043	788	1,020	767

Total gross life reserves	$1,093	$824	$9,205	$7,701	$8,301	$6,827

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,093	$824	$9,205	$7,701	$8,301	$6,827

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2019 and 2018.

	December 31,
	2019	2018
	($ in millions)

From Life, Accident & Health Annual Statement:

Life insurance	$182,519	$176,700

Accidental death benefits	12	13

Disability - active lives	1,032	951

Disability - disabled lives	1,243	1,194

Miscellaneous reserves	305	222

Subtotal net life insurance	185,111	179,079

From Separate Accounts Annual Statement:

Life insurance	8,301	6,827

Combined Total	$193,412	$185,907

During 2019 and 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $1.6 billion and $627 million, net of reinsurance, respectively. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $328 million and $346 million at December 31, 2019 and 2018, respectively. Accounts were credited with interest at annual rates ranging from 1.28% to 3.50% and 0.90% to 3.50% during 2019 and 2018, respectively. The crediting interest rates changed 45 times and 44 times during 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$85	$111	$-	$-	$85	$111
- at book value less surrender charge of 5% or more	80	76	-	-	80	76
- at fair value	-	-	20,535	17,714	20,535	17,714

Total with market value adjustment or at fair value	165	187	20,535	17,714	20,700	17,901
- at book value without adjustment	1,893	2,035	-	-	1,893	2,035
Not subject to discretionary withdrawal	6,984	6,025	271	238	7,255	6,263

Total gross individual annuities	9,042	8,247	20,806	17,952	29,848	26,199
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$9,042	$8,247	$20,806	$17,952	$29,848	$26,199

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$21	$21	$21	$21

Total with market value adjustment or at fair value	-	-	21	21	21	21
Not subject to discretionary withdrawal	1,845	1,732	5,577	4,732	7,422	6,464

Total gross group annuities	1,845	1,732	5,598	4,753	7,443	6,485
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$1,845	$1,732	$5,598	$4,753	$7,443	$6,485

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$112	$121	$-	$-	$112	$121
- at fair value	-	-	31	27	31	27

Total with market value adjustment or at fair value	112	121	31	27	143	148
- at book value without adjustment	3,133	2,922	-	-	3,133	2,922
Not subject to discretionary withdrawal	335	264	-	-	335	264

Total gross deposit-type contracts	3,580	3,307	31	27	3,611	3,334
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$3,580	$3,307	$31	$27	$3,611	$3,334

Total annuity reserves and deposit funds	$14,467	$13,286	$26,435	$22,732	$40,902	$36,018

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $11 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2020.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2019 and 2018.

	December 31,
	2019	2018
	($ in millions)

From Life, Accident & Health Annual Statement:

Annuities	$9,469	$8,700

Supplementary contracts with life contingencies	1,418	1,279

Deposit-type contracts	3,580	3,307

Subtotal net annuity reserves	14,467	13,286

From Separate Accounts Annual Statement:

Annuities	26,133	22,467

Supplementary contracts	271	238

Other contract deposit funds	31	27

Subtotal net annuity reserves	26,435	22,732

Combined Total	$40,902	$36,018

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended

	December 31,
	2019	2018
	(in millions)

Balance at January 1	$5,012	$4,939

Incurred related to:
Current year	845	796
Prior years	57	(39)

Total incurred	902	757

Paid related to:
Current year	(34)	(34)
Prior years	(680)	(650)

Total paid	(714)	(684)

Balance at December 31	$5,200	$5,012

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2019, the morbidity assumptions used in certain long-term care insurance active life reserve calculations were reviewed and updated, and the corresponding reserves were increased by $340 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2019 and 2018, reserves required as a result of AAT were as follows:

	December 31,
	2019	2018
	(in millions)

Annuities and deposit funds	$260	$140
Life insurance	2	2

Total reserves	$262	$142

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $549 million and $507 million at December 31, 2019 and 2018, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$252	$156	$244	$88
Ordinary renewal	2,806	2,240	2,740	2,205

Total deferred and uncollected premiums	$3,058	$2,396	$2,984	$2,293

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

7.	Separate Accounts

Separate account liabilities at December 31, 2019 and 2018 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)

Separate account reserves	$8,301	$6,828	$26,435	$22,732	34,736	$29,560
Non-policy liabilities					96	157

Total separate account liabilities					$34,832	$29,717

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2019 and 2018 was $62 million and $165 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $5 million and $6 million attributable to GMDB at December 31, 2019 and 2018, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion and $1.6 billion for the years ended December 31, 2019 and 2018, respectively. These amounts are reported as premiums in the statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these financial statements:

	At and for the years ended December 31,

	2019	2018	2017
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,522	$1,696	$1,726

Transfers from separate accounts	(2,305)	(2,193)	(1,955)

Net transfers to (from) separate accounts	$(783)	$(497)	$(229)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2019 and 2018 and does not expect to make a contribution to the plans during 2020.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2019 and 2018, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018
	(in millions)
Fair value of plan assets at January 1	$4,621	$5,012	$73	$82

Changes in plan assets:

Actual return on plan assets	988	(250)	15	(4)

Actual plan benefits paid	(150)	(141)	(4)	(5)

Fair value of plan assets at December 31	$5,459	$4,621	$84	$73

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2019 and 2018 were as follows:

	Target		Actual
	Allocation		Allocation

	2019	2018	2019	2018

Bonds	64%	56%	62%	56%

Equity investments	35%	43%	36%	43%

Other investments	1%	1%	2%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2019 and 2018, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2019 and 2018 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018

	(in millions)

Projected benefit obligation at January 1	$4,970	$5,373	$610	$724

Changes in benefit obligation:

Service cost of benefits earned	129	146	16	20

Interest cost on projected obligations	204	180	23	21

Projected gross plan benefits paid	(168)	(158)	(22)	(22)

Experience (gains)/losses	915	(571)	116	(133)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$6,050	$4,970	$743	$610

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.7 billion and $4.7 billion for the years ended December 31, 2019 and 2018, respectively. Experience (gains)/losses for each of the years ended December 31, 2019 and 2018 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2019 and 2018 and the net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018
Projected benefit obligation:

Weighted average discount rate	3.17%	4.18%	3.18%	4.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%
Cash balance plan interest crediting rate	3.14%	4.16%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2019	2018	2017	2019	2018	2017
Net periodic benefit cost:
Weighted average discount rate	4.18%	3.57%	4.10%	4.18%	3.57%	4.10%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.50%	6.25%	6.25%	6.50%
Cash balance plan interest crediting rate	4.16%	3.54%	4.10%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2019	2018

Assumed annual increase	5.00%	5.50%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2020	2019

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2019 and 2018.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2019	2018	2019	2018
	(in millions)

Fair value of plan assets	$5,459	$4,621	$84	$73

Projected benefit obligation	6,050	4,970	743	610

Funded status	(591)	(349)	(659)	(537)

Nonadmitted asset	(485)	(597)	-	-

Financial statement liability	$(1,076)	$(946)	$(659)	$(537)

The PBO for defined benefit plans above included $1,076 million and $946 million related to nonqualified, unfunded plans at December 31, 2019 and 2018, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 110% and 115% of the projected benefit obligations of these plans at December 31, 2019 and 2018, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2019 and 2018:

	For the year ended December 31, 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,113)	$190	$314	$42	$(50)

Amortization from surplus into net periodic benefit cost	53	(25)	(15)	(1)	5

Changes in plan assets and benefit obligations recognized in surplus	(229)	-	-	(104)	-

Balance at December 31	$(1,289)	$165	$299	$(63)	$(45)

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus:	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2019	2018	2017	2019	2018	2017
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$129	$146	$128	$16	$20	$22

Interest cost on projected obligations	204	180	179	23	21	23

Amortization of experience losses	53	42	54	(1)	-	-

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	5

Amortization of initial net asset	(15)	-	(9)	-	-	-

Expected return on plan assets	(284)	(309)	(291)	(4)	(5)	(5)

Other	-	-	1	-	-	-

Net periodic benefit cost	$62	$34	$37	$39	$41	$45

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2020 through 2029 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2020	$173	$24

2021	201	24

2022	210	25

2023	220	26

2024	230	26

2025-2029	1,275	141

Total	$2,309	$266

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2019, 2018 and 2017, the Company expensed total contributions to these plans of $53 million, $50 million and $50 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2019 and 2018, the net amount due from NLTC under this agreement was $48 million and $44 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2019 and 2018 were reported net of ceded reserves of $1.7 billion and $1.6 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,
	2019	2018	2017
	(in millions)

Direct premium revenue	$19,197	$18,231	$17,994

Premiums assumed	763	711	810

Premiums ceded	(950)	(906)	(907)

Premium revenue	$19,010	$18,036	$17,897

Direct benefit expense	$20,158	$19,037	$18,557

Benefits assumed	830	680	902

Benefits ceded	(805)	(699)	(656)

Total benefits	$20,183	$19,018	$18,803

In addition, the Company received $135 million, $129 million and $146 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2019, 2018 and 2017, the Company incurred $136 million, $138 million and $119 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2019 and 2018 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM QOZ Fund, LLC
GRO, LLC and GRO-SUB, LLC	Northwestern Long Term Care Ins. Co
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC
NM Investment Management Company, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the Statements of Operations for the years ended December 31, 2019, 2018 and 2017 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2019	2018	2017

	(in millions)
Tax payable on ordinary income	$103	$110	$40
Low income housing tax credits	(123)	(119)	(107)
Other tax credits	(49)	(23)	(21)
Decrease in contingent tax liabilities	(130)	(127)	(10)

Total current tax benefit	$(199)	$(159)	$(98)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $141 million, $(49) million and $136 million was included in net IMR deferrals for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $173 million, $88 million and $68 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2019, 2018 and 2017 differs from the amount obtained by applying the statutory rate of 21%, 21% and 35%, respectively, to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2019	2018	2017

	(in millions)

Provision computed at statutory rate	$402	$98	$482

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	-	1,406

Subsidiary distributions	(73)	(115)	(162)

Tax credits	(172)	(142)	(128)

Amortization of IMR	(28)	(28)	(57)

Dividends received deduction	(33)	(26)	(37)

Employee benefits	(12)	(17)	(24)

Deferred adjustments	183	214	(36)

Other	(21)	(28)	-

Total statutory income tax expense (benefit)	$246	$(44)	$1,444

Federal income tax expense (benefit) reported on statements of operations	$(199)	$(159)	$(98)

Capital gains tax expense, net of IMR transfers	315	39	204

Change in net deferred tax assets	130	76	1,338

Total statutory income tax expense (benefit)	$246	$(44)	$1,444

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $410 million, $150 million and $356 million to the IRS during the years ended December 31, 2019, 2018 and 2017, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2019, 2018 and 2017 that are available for recoupment are $486 million, $247 million and $323 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Changes in contingent tax liabilities for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended December 31,

	2019	2018
	(in millions)
Balance at January 1	$283	$410
Reductions for tax positions of prior years	(130)	(127)

Balance at December 31	$153	$283

Included in contingent tax liabilities at December 31, 2019 and 2018 were $138 million and $265 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2019, 2018 and 2017, the Company recognized $(3) million, $(9) million and $1 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$942	$868	$74
Investments	259	337	(78)
Policy benefit liabilities	1,656	1,638	18
Benefit plan obligations	573	516	57
Other	115	83	32

Gross deferred tax assets	3,545	3,442	103

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,545	3,442	103

Deferred tax liabilities:
Investments	822	749	73
Other	1,114	901	213

Gross deferred tax liabilities	1,936	1,650	286

Net deferred tax assets	$1,609	$1,792	$(183)

All gross deferred tax liabilities have been recognized at December 31, 2019 and 2018. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2019 or 2018.

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2019 and 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Significant components of the calculation of net admitted deferred tax assets at December 31, 2019 and 2018 were as follows (in millions):

	December 31, 2019				December 31, 2018				Change

	Ordinary	Capital		Total	Ordinary	Capital		Total	Ordinary		Capital	Total
Gross deferred tax assets	$3,287	$258		$3,545	$3,105	$337		$3,442	$182		$(79)	$103
Statutory valuation allowance adjustment	—	—		—	—	—		—	—		—	—

Adjusted gross deferred tax assets	3,287	258		3,545	3,105	337		3,442	182		(79)	103
Deferred tax assets nonadmitted	—	—		—	—	—		—	—		—	—

Subtotal net admitted deferred tax asset	3,287	258		3,545	3,105	337		3,442	182		(79)	103
Deferred tax liabilities	1,114	822		1,936	901	749		1,650	213		73	286

Net admitted deferred tax asset/(liability)	$2,173		$(564)	$1,609	$2,204		$(412)	$1,792		$(31)	$(152)		$(183)

	December 31, 2019				December 31, 2018				Change

	Ordinary	Capital		Total	Ordinary	Capital		Total	Ordinary		Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$147		$147	$—	$197		$197	$—		$(50)	$(50)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,695	—		1,695	1,625	—		1,625	70		—	70
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,592	112		1,704	1,480	140		1,620	112		(28)	84
Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,287	$259		$3,545	$3,105	$337		$3,442	$182		$(78)	$103

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date				$1,695				$1,625				$70

b. Adjusted gross deferred tax assets allowed per limitation threshold				$3,386				$3,043				$343

Ratio percentage used to detemine recovery period and threshold limitation amount				1010%				976%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation				$22,576				$20,286

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $10.1 billion and $9.4 billion at December 31, 2019 and 2018, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2019.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2019 and 2018, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2019			December 31, 2018

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$67		$1	$96		$1

Guarantees of real estate obligations	418		4	382		4

Guarantees issued on behalf of wholly-owned subsidiaries	19		-	39		-

Total guarantees	$504		$5	$517		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. The Company contributed capital to NLTC of $25 million and $35 million for the years ended December 31, 2019 and 2018, respectively. The Company has contributed a total of $190 million to NLTC through December 31, 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The Company reported a payable to NLTC of $56 million and $50 million at December 31, 2019 and 2018, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2019:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
	($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$105	$1,008	6.063%	3/30/2040

2017 Notes	9/26/2017	$1,200	$1,198	$46	$93	3.850%	9/30/2047

2019 Notes	9/20/2019	$1,347	$1,146	$-	$-	3.625%	9/30/2059

	Total	$3,771	$3,568	$151	$1,101

Each series of notes was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on each of the above notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

On September 20, 2019, the Company issued $1,347 million of 2019 notes.A portion of the issuance was comprised of $600 million new principal, issued at a discount, with net proceeds of $597 million. The remaining $747 million of principal was used to redeem 2010 notes with a principal balance of $526 million as part of a surplus note exchange transaction. Of the $221 million of discount at the time of the exchange, $22 million was related to an inducement for noteholders to exchange their 2010 notes, and was recorded as a reduction to net investment income within the statement of operations. Since this exchange transaction did not meet the “substantially different” criteria within SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the remaining discount of $199 million will be amortized and charged to the statement of operations over the remaining life of the 2019 notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017 and 2019 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes or the 2019 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2019 and 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2019 and 2018 were as follows:

	December 31, 2019

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$159,760	$168,729	$2,605	$151,243	$14,881	$-
Mortgage loans	39,771	41,784	-	-	41,784
Common and preferred stocks	4,267	4,290	3,671	78	541
Policy loans	17,829	17,829	-	-	17,829
Derivative assets	546	697	-	697	-
Surplus note investments	111	144	-	144	-	-
Cash and short-term investments	2,408	2,408	809	1,599	-	-

Separate account assets	34,832	34,832	31,092	3,017	617	106

General account liabilities:
Investment-type insurance reserves	$5,242	$5,189	$-	$-	$5,189	$-
Liabilities for repuchase agreements	1,711	1,711	-	1,711	-	-
Derivative liabilities	189	163	-	163	-	-

Separate account liabilities	34,832	34,832	31,092	3,017	617	106

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	December 31, 2018

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756	$-
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-	-
Cash and short-term investments	1,899	1,899	525	1,374	-	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-	-
Derivative liabilities	84	168	-	168	-	-

Separate account liabilities	29,717	29,717	26,954	2,231	532	-

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2019 and 2018.

	December 31, 2019

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$3	$37	$5	$-	$45
Common and preferred stocks	3,671	-	458	-	4,129
Money market mutual funds	668	-	-	-	668
Derivative assets	-	75	-	-	75
Derivative liabilities	-	21	-		21

Total general account	$4,342	$133	$463	$-	$4,938

Separate accounts:
Mutual fund investments	$29,245	$-	$-	-	$29,245
Other benefit plan assets/liabilities	21	18	4	1	44
Pension and postretirement assets:
Bonds	226	2,887	119	-	3,232
Common and preferred stock	1,462	1	46	105	1,614
Cash and short-term securities	34	105	-	-	139
Other assets/liabilities	104	6	448	-	558

Subtotal pension and postretirement assets	1,826	2,999	613	105	5,543

Total separate accounts	$31,092	$3,017	$617	$106	$34,832

	December 31, 2018

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$-	$122
Common and preferred stocks	4,669	1	455		5,125
Money market mutual funds	427	-	-		427
Derivative assets	-	109	16		125
Derivative liabilities	-	4	-		4

Total general account	$5,213	$114	$476	$-	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-		$24,892
Other benefit plan assets/liabilities	109	19	4		132
Pension and postretirement assets:
Bonds	333	2,167	106		2,606
Common and preferred stock	1,644	1	40	-	1,685
Cash and short-term securities	28	42	-	-	70
Other assets/liabilities	(52)	3	381	-	332

Subtotal pension and postretirement assets	1,953	2,213	527	-	4,693

Total separate accounts	$26,954	$2,232	$531	$-	$29,717

There were no material asset transfers into or out of level 3 during the years ended December 31, 2019 or 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2019 and 2018.

For the year ended December 31, 2019	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$455	$5	$16	$531

Realized gains/(losses)	(27)	-	-	41

Unrealized gains/(losses)	24	-		26

Issuances	-	-	-	-

Purchases	37	-	-	151

Sales	(35)	-	-	(132)

Settlements	-	-	-	-

Net discount/premium	4	-	-	(1)

Transfers into level 3		-	-	1

Transfers out of level 3	-	-	(16)

Fair value, end of period	$458	$5	$-	$617

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)Financial Statements

(1)NML Variable Annuity Account A

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)The Northwestern Mutual Life Insurance Company Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years Consolidated Statement of Operations for each of the three most recent fiscal years Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements Report of Independent Registered Public Accounting Firm

(b)Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By
Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The	Exhibit (b)(1)(a) to Form N-4 Post-Effective
	Northwestern Mutual Life Insurance	Amendment No. 12 for NML Variable Annuity
	Company amending NML Variable Annuity	Account A, File No. 333-72913, filed on
	Account A Operating Authority, authorizing	February 16, 2006
registration as an Investment Company; and
approval of Fee-Based Variable Annuity
Contract
(b)(1)(b)	Resolution of the Board of Trustees of The	Exhibit 99(b) to Form N-4 Registration Statement
	Northwestern Mutual Life Insurance	for NML Variable Annuity Account A, File No.
	Company creating the Account and	333-22455, filed on February 27, 1997
resolution of the Executive Committee
designating the formations of "NML
Variable Annuity Account A" and "NML
Variable Annuity Account B"
(b)(3)	Distribution Agreement Between The	Exhibit (c) to Form N-6 Registration Statement for
	Northwestern Life Insurance Company and	Northwestern Mutual Variable Life Account II, File
	Northwestern Mutual Investment Services,	No. 333-136124, filed on July 28, 2006
LLC, dated May 1, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective
	Contract, RR.V.A. FB. (1106), including	Amendment No. 1 for NML Variable Annuity
	Sex Distinct Payment Rate Tables	Account A, File No. 333-133380, filed on August 8,
2006
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective
	Contract, RP.V.A. FB. (1106), including Sex	Amendment No. 1 for NML Variable Annuity
	Neutral Payment Rate Tables	Account A, File No. 333-133380, filed on August 8,
2006
(b)(4)(b)(1)	Form of Amendment to Qualify Contract as	Exhibit (b)(4)(b)(1) to Form N-4 Registration
	Annuity, RRV 313 (032000)	Statement for NML Variable Annuity Account A,
File No. 333-133380, filed on April 19, 2006
(b)(4)(b)(2)	Form of Amendment to Qualify Contract as	Exhibit (b)(4)(b)(2) to Form N-4 Registration
	Individual Retirement Annuity,	Statement for NML Variable Annuity Account A,
	TRAD.IRA.AMDT.(0103)	File No. 333-133380, filed on April 19, 2006

(b)(4)(b)(3)	Form of Endorsement to Establish Contract	Exhibit (b)(4)(b)(3) to Form N-4 Registration
	as a Roth Individual Retirement Annuity,	Statement for NML Variable Annuity Account A,
	ROTH.IRA.AMDT.(0103)	File No. 333-133380, filed on April 19, 2006
(b)(4)(b)(4)	Form of Amendment to Qualify Contract as	Exhibit (b)(4)(b)(4) to Form N-4 Pre-Effective
	Tax-Exempt Trust and Permit Contributions	Amendment No. 1 for NML Variable Annuity
	to Qualify as Charitable Deduction,	Account A, File No. 333-133380, filed on August 8,
	RR.V.NIMCRUT.(1106)	2006
(b)(4)(b)(5)	Form of Amendment to Qualify Contract as	Exhibit (b)(4)(b)(4) to Form N-4 Registration
	Tax-Exempt Trust and Permit Contributions	Statement for NML Variable Annuity Account A,
	to Qualify as Charitable Deduction,	File No. 333-133380, filed on April 19, 2006
RR.V.NIMCRUT.(0803)
(b)(4)(c)	Enhanced Death Benefit Rider,	Exhibit (b)(4)(c) to Form N-4 Registration
	VA.EDB.(0803)	Statement for NML Variable Annuity Account A,
File No. 333-133380, filed on April 19, 2006
(b)(4)(d)(1)	Flexible Payment Deferred Variable	Exhibit (b)(4)(h)(1) to Form N-4 Registration
	Annuity – Account A Contract,	Statement for NML Variable Annuity Account A,
	ICC12.RR.VA.AFB (0313)	File No. 333-133380, filed on April 28, 2014
(b)(4)(d)(2)	Enhanced Death Benefit for front-load and	Exhibit (b)(4)(h)(3) to Form N-4 Registration
	back-load Contracts, ICC12.VA.EDB.	Statement for NML Variable Annuity Account A,
	(0313)	File No. 333-133380, filed on April 28, 2014
(b)(5)	Form of Application (1106), with Owner	Exhibit (b)(5) to Form N-4 Pre-Effective
	Identity Verification (0104)	Amendment No. 1 for NML Variable Annuity
Account A, File No. 333-133380, filed on August 8,
2006
(b)(6)(a)	Restated Articles of Incorporation of The	EX-99.B1 to Form N-4 Post-Effective Amendment
	Northwestern Mutual Life Insurance	No. 6 for NML Variable Annuity Account A, File
	Company (adopted July 26, 1972)	No. 33-58476, filed on November 13, 1995

(b)(6)(b)	Amended By-Laws of The Northwestern	Exhibit B(6) to Form N-4 Post-Effective
	Mutual Life Insurance Company dated	Amendment No. 6 for NML Variable Annuity
	December 4, 2002	Account A, File No. 333-72913, filed on
February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16,	Exhibit (b)(8)(a) to Form N-4 Post-Effective
	1999 Among Russell Insurance Funds,	Amendment No. 66 for NML Variable Annuity
	Russell Fund Distributors, Inc. and The	Account B, File No. 2-29240, filed on April 28,
	Northwestern Mutual Life Insurance	2005
Company
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the	Exhibit (h)1(a)(2) to Form N-6 Registration
	Participation Agreement dated March 16,	Statement for Northwestern Mutual Variable Life
	1999 Among Russell Insurance Funds,	Account II, File No. 333-136124, filed on July 28,
	Russell Fund Distributors, Inc. and The	2006
Northwestern Mutual Life Insurance
Company
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective
	Participation Agreements dated March 16,	Amendment No. 1, for Northwestern Mutual
	1999 and August 7, 2000, respectively, by and	Variable Life Account II, File No. 333-136124,
	among The Northwestern Mutual Life	filed December 13, 2006
Insurance Company, Russell Investment
Funds, f/k/a "Russell Insurance Funds," and
Russell Fund Distributors, Inc.
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective
	Participation Agreements dated March 16,	Amendment No. 26 for NML Variable Annuity
	1999, August 7, 2000, and October 13,	Account A, File No. 333-72913, filed on April 24,
	2006, respectively, by and among The	2013
Northwestern Mutual Life Insurance
Company, Russell Investment Funds, f/k/a
"Russell Insurance Funds," and Russell
Fund Distributors, Inc.

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003	Exhibit (b)(8)(b) to Form N-4 Post-Effective
	among Variable Insurance Products Funds,	Amendment No. 66 for NML Variable Annuity
	Fidelity Distributors Corporation and The	Account B, File No. 2-29240, filed on April 28,
	Northwestern Mutual Life Insurance	2005
Company
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective
	to Participation Agreement dated May 1,	Amendment No. 1, for Northwestern Mutual
	2003, by and among The Northwestern	Variable Life Account II, File No. 333-136124,
	Mutual Life Insurance Company, Fidelity	filed December 13, 2006
Distributors Corporation, and each of
Variable Insurance Products Fund, Variable
Insurance Products Fund II, and Variable
Insurance Products Fund III
(b)(8)(c)	Participation Agreement dated April 30,	Exhibit (b)(8)(c) to Form N-4 Post-Effective
	2007 among Neuberger Berman Advisors	Amendment No. 24, for NML Variable Annuity
	Management Trust, Neuberger Berman	Account A, File No. 333-72913, filed on April 25,
	Management Inc., and The Northwestern	2012
Mutual Life Insurance Company
(b)(8)(d)	Participation Agreement dated September 27,	Exhibit (b)(8)(d) to Form N-4 Post-Effective
	2013 among Credit Suisse Trust, Credit	Amendment No. 27 for NML Variable Annuity
	Suisse Asset Management, LLC, Credit	Account A, File No. 333-72913, filed on October 1,
	Suisse Securities (USA) LLC, and The	2013
Northwestern Mutual Life Insurance
Company
(b)(8)(e)(1)	Administrative Service Fee Agreement dated	Exhibit (b)(8)(c) to Form N-4 Post-Effective
	February 28, 1999 between The	Amendment No. 66 for NML Variable Annuity
	Northwestern Mutual Life Insurance	Account B, File No. 2-29240, filed on April 28,
	Company and Frank Russell Company	2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective
	between Fidelity Investments Institutional	Amendment No. 1 for NML Variable Annuity
	Operations Company, Inc. and The	Account A, File No. 333-133380, filed on August 8,
	Northwestern Mutual Life Insurance	2006
Company
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective
	Service Agreement dated May 1, 2003	Amendment No. 1 for NML Variable Annuity
	between Fidelity Investments Institutional	Account A, File No. 333-133380, filed on August 8,
	Operations Company, Inc. and The	2006
Northwestern Mutual Life Insurance
Company
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective
Amendment No. 17 for NML Variable Annuity
Account A, File No. 333-133380, filed on April 20,
2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective
Amendment No. 17 for NML Variable Annuity
Account A, File No. 333-133380, filed on April 20,
2007
(b)(8)(i)	Form of Amendment to Participation	Exhibit (b)(8)(i) to Form N-4 Post-Effective
	Agreement Regarding Rule 498	Amendment No. 27 for NML Variable Annuity
Account A, File No. 333-72913, filed on October 1,
2013
(b)(8)(j)	Power of Attorney	Filed herewith

(b)(8)(k)	NMIS/NM Annuity Operations Admin	Exhibit (b)(8)(i) to Form N-4 Post-Effective
	Agreement	Amendment No. 19 for NML Variable Annuity
Account A, File No. 333-72913, filed on April 22,
2008
(b)(9)	Opinion and Consent of Chris K. Gawart,	Filed herewith
Esq. dated April 24, 2020

(b)(10)	Consent of PricewaterhouseCoopers LLP	Filed herewith
dated April 29, 2020

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2020
Name	Address
John N. Balboni	Retired Senior Vice President & CIO
International Paper
105 E. Goodwyn
Memphis, TN 38111
Nicholas E. Brathwaite	Co-Found & Partner
Riverwood Capital
2494 Sand Hill Road
Building 7, Suite 100
Menlo Park, CA 94025
David J. Drury	Founding Partner
Wing Capital Group
330 S. Executive Drive,Suite 209
Brookfield, WI 53005
P. Russell Hardin	President
Robert W. Woodruff Foundation
191 Peachtree Street NE, Suite 3540
Atlanta, GA 30303
Hans Helmerich	Chairman
Helmerich & Payne, Inc.
1437 S. Boulder Avenue
Tulsa, OK 74119
Dale E. Jones	CEO & President
Diversified Search
1200 New Hampshire Avenue, NW
Suite 820
Washington, DC 20036
David J. Lubar	President & CEO
Lubar & Co.
833 E. Michigan Street
Suite 1500
Milwaukee, WI 53202
Randolph W. Melville	Retired Senior Vice President &
General Manager West Division
Frito-Lay North America
7901 Windrose Avenue, Unit 604
Plano, TX 75024
Jaime Montemayor	Chief Digital and Technology Officer
General Mills
One General Mills Boulevard
Minneapolis, MN 55426
Anne M. Paradis	Retired CEO
MicroTek, Inc.
72 Reservation Road
C-4

Sunderland, MA 01375
John E. Schlifske	Chairman, President & CEO
Northwestern Mutual
720 E. Wisconsin Avenue
Milwaukee, WI 53202
Aarti Shah	Senior Vice President,
Chief Information & Digital Officer
Eli Lilly
Lilly Corporate Center
Indianapolis, IN 46285
Mary Ellen Stanek	Managing Director & Director of Asset Management
Baird Advisors
Robert W. Baird & Co.
President-Baird Funds Inc.
777 E. Wisconsin Avenue
21st Floor
Milwaukee, WI 53202
S. Scott Voynich	Managing Partner
Robinson, Grimes & Company, PC
5637 Whitesville Road
P. O. Box 4299
Columbus, GA 31914
Ralph A. Weber	Founding Member
Gass, Weber, Mullins, LLC
241 N. Broadway
Suite 300
Milwaukee, WI 53202
Benjamin F. Wilson	Chairman
Beveridge & Diamond, P.C.
1350 I Street, NW
Suite 700
Washington, DC 20005
Juan C. Zarate	Chairman & Co-Founder
Financial Integrity Network
1919 M Street, NW, Suite 200
Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2020
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operating Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President & Chief Product and Innovation Officer
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance
Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of April 1, 2020 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.NML Variable Annuity Account A

2.NML Variable Annuity Account B

3.NML Variable Annuity Account C

4.Northwestern Mutual Variable Life Account

5.Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the "Funds"), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Operating Subsidiaries

Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company,	Delaware	100.00
LLC(2)
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
All Other Subsidiaries

1838938 Alberta Ltd. (2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc. (2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Brandwine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
C-6

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00

NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2019, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)Subsidiary included in the consolidated financial statements.

(3)Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the "Portfolios"). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2020, 6,304 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. 4,004 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 2,300 such contracts were not so issued.

Item 28. Indemnification

(a)That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b)Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC ("NMIS") provides substantially as follows:

B.Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as "NMIS Related Persons"), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C.Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as "Company Related Persons"), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D.Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a)NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811- 21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b)As of February 18, 2020, the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Executive Vice President, Chief Distribution Officer
Dean Hopp	Vice President, IPS Investment Programs
Fred Jambukeswaran	Chief Technology Officer
Susan Limbach	Assistant Treasurer
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
Fawaz Rasheed	Chief Information Security Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
C-10

Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)NMIS, the principal underwriter, received $856,898 of commissions and other compensation, directly or indirectly, from the Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a)The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d)Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e)The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 2020.

NML VARIABLE ANNUITY ACCOUNT A (Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By: /s/ JOHN E. SCHLIFSKE

John E. Schlifske,

Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 29th day of April 2020.

THE NORTHWESTERN MUTUAL LIFE

INSURANCE COMPANY (Depositor)

By: /s/ JOHN E. SCHLIFSKE

John E. Schlifske,

Chairman and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature

/s/ JOHN E. SCHLIFSKE John E. Schlifske

/s/ MICHAEL G. CARTER Michael G. Carter

/s/ TODD JONES Todd Jones

Title

Chairman, Trustee and

Chief Executive Officer;

Principal Executive Officer

Executive Vice President and

Chief Financial Officer;

Principal Financial Officer

Chief Risk Officer

Vice President and Controller; Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ David J. Drury*	Trustee
David J. Drury
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Hans Helmerich*	Trustee
Hans Helmerich
/s/ Dale E. Jones*	Trustee
Dale E. Jones
/s/ David J. Lubar*	Trustee
David J. Lubar
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By: /s/ John E. Schlifske

John E. Schlifske, Attorney in fact,

pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 29, 2020.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 17 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(9)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated April 24, 2020	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 29, 2020	Filed herewith